Filed with the Securities and Exchange Commission on September 28, 2006

                                                               File No. 2-55166
                                                               File No. 811-2613

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No. 49

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 39


                            DWS CASH INVESTMENT TRUST
                            --------------------------
                    (formerly Scudder Cash Investment Trust)
                    ----------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------

                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[_]         Immediately upon filing pursuant to paragraph (b)
[X]         On October 1, 2006 pursuant to paragraph (b)
[_]         60 days after filing pursuant to paragraph (a)(1)
[_]         On __________________ pursuant to paragraph (a)(1)
[_]         75 days after filing pursuant to paragraph (a)(2)
[_]         On __________________ pursuant to paragraph (a)(2) of Rule 485

            If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS:

                                ----------------


DWS Pacific Opportunities Fund                 DWS Tax-Free Money Fund

Investors Cash Trust: Government               Cash Reserve Fund, Inc.: Treasury
   & Agency Securities Portfolio                  Series

DWS Government & Agency Money Fund             Treasury Money Fund --
                                                  Institutional Class
Cash Reserve Fund, Inc.: Tax-Free
   Series                                      DWS U.S. Treasury Money Fund

Tax Free Money Fund Investment                 Treasury Money Fund Investment

DWS Tax-Exempt Money Fund                      Tax-Exempt New York
                                                  Money Market Fund

                                               DWS Cash Investment Trust


Deutsche Asset Management ("DeAM"), is proposing the following mergers as part of DeAM's initiative to restructure and streamline the family of DWS funds. In the chart below the Acquired Funds on the left are proposed to be merged into the Acquiring Funds on the right.

------------------------------------------------------------------------------------------------------------------------------------
Acquired Funds                                                   Acquiring Funds
------------------------------------------------------------------------------------------------------------------------------------
DWS Pacific Opportunities Fund                                   DWS International Fund
------------------------------------------------------------------------------------------------------------------------------------
Investors Cash Trust: Government & Agency Securities Portfolio   Cash Account Trust: Government & Agency Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Government & Agency Money Fund                               Cash Account Trust: Government & Agency Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserve Fund, Inc.: Tax-Free Series                         Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Money Fund Investment                                   Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Tax-Exempt Money Fund                                        Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Tax-Free Money Fund                                          Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserve Fund, Inc.: Treasury Series                         Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Fund -- Institutional Class                       Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS U.S. Treasury Money Fund                                     Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Fund Investment                                   Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                            NY Tax Free Money Fund Investment
------------------------------------------------------------------------------------------------------------------------------------
DWS Cash Investment Trust                                        DWS Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held during the fourth quarter of 2006. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Prospectus/Proxy Statement describing in detail the proposed merger and summarizing the Board's considerations in recommending that shareholders approve the merger, (ii) a proxy card(s) and instructions on how to submit a vote and (iii) a Prospectus for the applicable Acquiring Fund.







               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

July 26, 2006
DMF-3602

                                 OCTOBER 1, 2006



                                   PROSPECTUS

                                -----------------

                                CLASES A, B AND C




--------------------------------------------------------------------------------


                            DWS Cash Investment Trust
                    (formerly Scudder Cash Investment Trust)



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                         ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                          Deutsche Bank Group

Contents
--------------------------------------------------------------------------------

     How the Fund Works                        How to Invest in the Fund

       4  The Fund's Main Investment            21  Choosing a Share Class
          Strategy
                                                26  How to Buy Shares
       6  The Main Risks of Investing in
          the Fund                              27  How to Exchange or Sell
                                                    Shares
       8  The Fund's Performance History
                                                28  Policies You Should Know
       9  How Much Investors Pay                    About

      11  Other Policies and Risks              37  Understanding Distributions
                                                    and Taxes
      12  Who Manages and Oversees
          the Fund

      17  Financial Highlights

How the Fund Works

This fund is a money fund, meaning that it seeks to maintain a stable $1.00 share price to preserve the value of your investment.

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

You can find DWS prospectuses on the Internet at www.dws-scudder.com.

--------------------------------------------------------------------------------
                                                Class A     Class B     Class C

                              ticker symbol     SHAXX       SHBXX       SHCXX
                                fund number     472         672         772



  DWS Cash Investment Trust
  (formerly Scudder Cash Investment Trust)
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements.

While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.


Principal investments

The fund primarily invests in the following types of investments:


The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:


o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset backed commercial paper), and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.


The fund will invest at least 25% of its total assets in obligations of banks and other financial institutions. The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Concentration Risk. Because the fund will invest more than 25% of its total assets in obligations of banks and other financial institutions, it may be more sensitive to economic results in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.


Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset backed securities, retains the right to pay off a high yielding bond before it comes due, the fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.


Foreign Investment Risk. The fund may invest in money market instruments of foreign issuers that are denominated in US dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.


An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


Classes A, B and C commenced operations on September 19, 2005 and therefore do not have a full calendar year of performance. In the bar chart and the table, the performance figures reflect the historical performance of the fund's original share class (Class S).


Although Class S shares are not offered in this prospectus, they are invested in the same portfolio and the annual total returns differ only to the extent that the classes have different fees and expenses.


As of December 31, 2005, the fund's 7-day yield was 3.58% for Class S. To learn the currrent 7-day yield, investors may call the fund's Service Center at (800) 621-1048.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


DWS Cash Investment Trust


Annual Total Returns (%) as of 12/31 each year -- Class S

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996      4.70
1997      4.85
1998      4.83
1999      4.55
2000      5.78
2001      3.53
2002      1.08
2003      0.42
2004      0.73

2005      2.59


2006 Total Return as of June 30: 1.97%

For the periods included in the bar chart:

Best Quarter: 1.53%, Q4 2000              Worst Quarter: 0.07%, Q3 2003


Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                               1 Year            5 Years            10 Years
--------------------------------------------------------------------------------

Class S                         2.59               1.67               3.29
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------


Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                     Class A      Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on          None(1)      None        None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge        None(2)      4.00%       1.00%
(Load) (as a % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fee(3)                               0.40%        0.40%       0.40%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                0.25         1.00        1.00
--------------------------------------------------------------------------------
Other Expenses(4)                               0.51         0.87        0.55
--------------------------------------------------------------------------------
Total Annual Operating Expenses                 1.16         2.27        1.95
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(5)        0.20         0.60        0.35
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses              0.96         1.67        1.60
(after waiver)(5)
--------------------------------------------------------------------------------

(1) The sales charge applicable to other DWS funds will apply for exchanges from Class A shares of the fund into Class A shares of other DWS funds.

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within 12 to 18 months following purchase. The contingent deferred sales charge would not apply to shares of the fund acquired directly but only to shares acquired on exchange from another DWS fund purchased under the Large Order NAV Purchase Privilege.

(3) Restated on an annualized basis to reflect approved changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(4) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(5) Through September 30, 2008, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.96%, 1.67% and 1.60% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in the "1 Year" period and two years of capped expenses in each of the "3 Years," "5 Years" and "10 Years" periods), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------

Class A shares              $98           $349           $620          $1,394
--------------------------------------------------------------------------------
Class B shares              570            954          1,366           2,028
--------------------------------------------------------------------------------
Class C shares              263            579          1,022           2,253
--------------------------------------------------------------------------------


Expenses, assuming you kept your shares
--------------------------------------------------------------------------------

Class A shares              $98           $349           $620          $1,394
--------------------------------------------------------------------------------
Class B shares              170            654          1,166           2,028
--------------------------------------------------------------------------------
Class C shares              163            579          1,022           2,253
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are other issues to know about:


o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.


If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

A complete list of the fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the fund's top ten holdings and other information about the fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and DWS Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeIM is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The Advisor receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.37% of its average daily net assets.

In addition, under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.

On May 5, 2006, shareholders of the fund approved an amended and restated investment management agreement (the "Investment Management Agreement") with the Advisor. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the fund.

Effective June 1, 2006, the fund pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.315% of the fund's average daily net assets up to $250 million, 0.295% of the next $750 million, 0.265% of the next $1.5 billion, 0.235% of the next $2.5 billion, 0.215% of the next $2.5 billion, 0.195% of the next $2.5 billion, 0.175% of the next $2.5 billion and 0.165% thereafter.

The DWS Cash Investment Trust shareholder report for the semiannual period ended November 30, 2005 contains a discussion regarding the basis for the Board of Trustees' renewal of the investment management agreement (see "Shareholder reports" on the back cover).


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

      DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

      Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws
      (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Financial Highlights


These tables are designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

DWS Cash Investment Trust -- Class A


                                                                        2006^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                .024
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income                                                (.024)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                                                        2.40^b**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   120
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         1.20*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          1.05*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                      3.30*
--------------------------------------------------------------------------------

^a For the period from September 19, 2005 (commencement of operations of Class A shares) to May 31, 2006.

^b    Total returns would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized

DWS Cash Investment Trust -- Class B


                                                                        2006^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                .019
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income                                                (.019)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                                                        1.90^b**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    51
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         2.21*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          1.75*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                      2.60*
--------------------------------------------------------------------------------

^a For the period from September 19, 2005 (commencement of operations of Class B shares) to May 31, 2006.

^b    Total returns would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized

DWS Cash Investment Trust -- Class C


                                                                        2006^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:                                      .019
   Net investment income
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income                                                (.019)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                                                        1.94^b**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    41
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         1.78*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          1.68*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                      2.65*
--------------------------------------------------------------------------------

^a For the period from September 19, 2005 (commencement of operations of Class C shares) to May 31, 2006.

^b    Total returns would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized

How to Invest in the Fund

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for the fund. The fund offers other classes of shares separately. Each class has its own fees and expenses, offering you a choice of cost structures. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.


The fund is primarily designed to serve as a money market fund alternative for investors purchasing Class A, Class B and Class C shares of other DWS funds and not as a stand-alone money market fund. Thus, investors may consider purchasing shares of the fund on exchange from a like class of another DWS fund, or as part of an asset allocation strategy across like class shares of several DWS funds. In addition, investors may consider purchasing shares of the fund with the intention of gradually exchanging into like class shares of one or more DWS funds (e.g., using a strategy of "dollar cost" averaging). In considering which class of the fund is most appropriate, investors will want to consider with their financial advisor the overall structure of their investment program within the DWS family and the role that the fund will play as the money market fund alternative within that structure. Since Class A shares of the fund are sold without a sale charge (although there may be a sales charge on exchange to Class A shares of other DWS funds) and have lower expenses than Class B and Class C shares, Class B and Class C shares of the fund would not be appropriate as a stand-alone investment that is not integrated into an investment program across like class shares of other DWS funds.


Because distribution (12b-1) fees for each class are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than other types of sales charges.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

================================================================================
Classes and features                      Points to help you compare
================================================================================
Class A


o No charges when you buy shares          o Total annual expenses are lower than
                                            those for Class B or Class C
o In most cases, no sales charge when
  you sell shares                         o The sales charge applicable to other
                                            DWS funds will apply for exchanges
o Up to 0.25% annual service fee            from Class A shares of the fund into
                                            Class A shares of other DWS funds
================================================================================
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 1.00% annual distribution/service fee

================================================================================
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower than Class B, but your shares
o Deferred sales charge of 1.00%,           never convert to Class A, so annual
  charged when you sell shares you          expenses remain higher
  bought within the last year

o 1.00% annual distribution/service fee
================================================================================


Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor or its affiliates may provide compensation to your financial advisor for distribution, administrative and promotional services. Financial advisors may also receive compensation from the fund for the services they provide to their clients.

Class A shares

Class A shares have no sales charges when you buy shares. Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.


If you later exchange Class A shares of the fund for Class A shares of another DWS fund, you'll be charged any applicable sales charges. However, if you bought shares of the fund by exchange from a DWS fund where you already paid a sales charge, you will be credited for the sales charges you paid if you later exchange back into a fund with a Class A sales charge.

If you're investing $1 million or more in another DWS fund, either as a lump sum or through one of the sales charge reduction features, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 0.85% on any shares you sell within 12 months of owning them and a similar charge of 0.50% on shares you sell within 12 to 18 months of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Class A shares may make sense for long-term investors, especially those who are eligible for reduced sales charges for other DWS funds.

Class B shares


With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

---------------------------------------------------------------------
Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                     4.00%
---------------------------------------------------------------------
Second or third year                           3.00%
---------------------------------------------------------------------
Fourth or fifth year                           2.00%
---------------------------------------------------------------------
Sixth year                                     1.00%
---------------------------------------------------------------------
Seventh year and later      None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

----------------------------------------------------------------------
Year after you bought shares             CDSC on shares you sell
----------------------------------------------------------------------
First year                                        1.00%
----------------------------------------------------------------------
Second year and later                             None
----------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

How to Buy Shares


Once you've chosen a share class, use these instructions to make investments.

================================================================================
First investment                          Additional investments
================================================================================
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
$50 or more with an Automatic             Investment Plan
Investment Plan
================================================================================
Through a financial advisor

o Contact your advisor using the method   o Contact your advisor using the
  that's most convenient for you            method that's most convenient for
                                            you
================================================================================
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "DWS
                                            Scudder" and an investment slip to
o Send it to us at the appropriate          us at the appropriate address below
  address, along with an investment check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
================================================================================
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
================================================================================
By phone

Not available                             o Call (800) 621-1048 for instructions
================================================================================
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from
  application and include a voided check.   a bank checking account, call
                                            (800) 621-1048
================================================================================
Using QuickBuy

Not available                             o Call (800) 621-1048 to make sure
                                            QuickBuy is set up on your account;
                                            if it is, you can request a transfer
                                            from your bank account of any amount
                                            between $50 and $250,000
================================================================================
On the Internet

Not available                             o Go to www.dws-scudder.com and
                                            register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
================================================================================


--------------------------------------------------------------------------------
Regular mail:
First Investment: DWS Scudder, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: DWS Scudder, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
DWS Scudder, 210 West 10th Street, Kansas City, MO 64105-1614

How to Exchange or Sell Shares


Use these instructions to exchange or sell shares in your account.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 31
existing accounts
================================================================================
Through a financial advisor

o Contact your advisor by the method      o Contact your advisor by the method
  that's most convenient for you            that's most convenient for you
================================================================================
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
================================================================================
By mail or express mail
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
================================================================================
With an automatic exchange plan

o To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
================================================================================
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
                                            (minimum $50)
================================================================================
Using QuickSell

Not available                             o Call (800) 621-1048 to make sure
                                            QuickSell is set up on your account;
                                            if it is, you can request a transfer
                                            to your bank account of any amount
                                            between $50 and $250,000
================================================================================
On the Internet

o Register at www.dws-scudder.com         o Register at www.dws-scudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
================================================================================

--------------------------------------------------------------------------------
To reach us:   Web site: www.dws-scudder.com

               Telephone representative: (800) 621-1048, M-F, 9 a.m. - 6 p.m. ET

               TDD line: (800) 972-3006, M-F, 9 a.m. - 6 p.m. ET

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.

Keep in mind that the information in this prospectus applies only to the fund's Class A, Class B and Class C shares. The fund has another share class, which is described in a separate prospectus and has different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). The fund also calculates its share price as of 12:00 noon Eastern time on business days. You can place an order to buy or sell shares at any time.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.dws- scudder.com to get up-to-date information, review balances or even place orders for exchanges.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (AFO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Initial Purchase. The minimum initial investment for Class A, B and C shares is $1,000, except for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, for which there is no minimum initial investment; and IRAs for which the minimum initial investment is $500 per account. The minimum initial investment is $50 per account if you establish an automatic investment plan. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements. In addition, the fund may waive minimums for investments on behalf of fund trustees and directors or officers or employees of the Advisor and its affiliates.

Automated phone information is available 24 hours a day by calling (800) 621-1048. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use this service to make exchanges and sell shares.

QuickBuy and QuickSell enables you to set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 621-1048 at a later date.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.


Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in this fund and, accordingly, the Board of this fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.


We do not issue share certificates.


When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.


Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, the shares with the lowest CDSC are sold first. Exchanges from one fund into another fund don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.


There are certain cases in which you may be exempt from a CDSC. These include:


o the death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if those conditions exist.


o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o  withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans


o for Class A shares purchased through the Large Order NAV Purchase Privilege in another DWS fund, redemption of shares whose dealer of record at the time of the investment notifies DWS Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


If you sell shares in a DWS fund and then decide to invest with DWS Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a DWS fund at its current NAV and for purposes of sales charges it will be treated as if it had never left DWS Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares in another DWS fund with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price

To calculate the net asset value per share, or NAV, each share class uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
            --------------------------------------------   =  NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

For each share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors, a contingent deferred sales charge may be taken out of the proceeds (see "Choosing a Share Class"). As noted earlier, the fund seeks to maintain a stable $1.00 share price.

In valuing securities, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities the fund buys and round the per share NAV to the nearest whole cent.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide any required or requested identifying information or for any other reasons


o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability


o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to most retirement accounts, to investors with $100,000 or more in DWS fund shares, investors with an Automatic Investment Plan established with $50 or more per month, or, in any case, where a fall in share price created the low balance)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over the 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)


o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes


The fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.


The fund's income dividends are declared daily and paid monthly to shareholders. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations.

The fund may make additional distributions for tax purposes if necessary.


You can choose how to receive your dividends and distributions. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges.

For federal income tax purposes, distributions by the fund of its investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.


Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For federal income tax purposes, an exchange is treated the same as a sale.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences of an investment in the fund. Additional information may be found in the fund's Statement of Additional Information.


The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Web site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.


DWS Scudder                  SEC                  Distributor
--------------------------------------------------------------------------------
222 South Riverside Plaza    100 F Street, N.E.   DWS Scudder Distributors, Inc.
Chicago, IL 60606-5808       Washington, D.C.     222 South Riverside Plaza
www.dws-scudder.com          20549-0102           Chicago, IL 60606-5808
(800) 621-1048               www.sec.gov          (800) 621-1148
                             (800) SEC-0330



SEC File Number:

DWS Cash Investment Trust           811-2613

                                                          [DWS SCUDDER Logo]
                                                         Deutsche Bank Group

                                 OCTOBER 1, 2006



                                   PROSPECTUS

                                -----------------




--------------------------------------------------------------------------------


                            DWS Cash Investment Trust
                    (formerly Scudder Cash Investment Trust)
                                 Class S Shares

                             DWS Tax Free Money Fund
                     (formerly Scudder Tax-Free Money Fund)
                                 Class S Shares

                          DWS U.S. Treasury Money Fund
                   (formerly Scudder U.S. Treasury Money Fund)
                                 Class S Shares



   As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                          ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                           Deutsche Bank Group

Contents
--------------------------------------------------------------------------------

     How the Funds Work                   How to Invest in the Funds

       4  DWS Cash Investment Trust        32  How to Buy, Sell and Exchange
                                               Shares
      10  DWS Tax Free Money Fund
                                           34  Policies You Should Know
      17  DWS U.S. Treasury Money Fund         About

      22  Other Policies and Risks         42  Understanding Distributions
                                               and Taxes
      23  Who Manages and Oversees
          the Funds

      28  Financial Highlights

How the Funds Work

These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

Taken as a group, they represent a spectrum of approaches to money fund investing. One fund invests for income that is free from regular federal income taxes. Each fund follows its own goal.


Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Class S shares are generally only available to new investors through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.

You can find DWS prospectuses on the Internet at www.dws-scudder.com.

--------------------------------------------------------------------------------
                                                                        Class S


                                                       ticker symbol    SCTXX
                                                         fund number    2065



  DWS Cash Investment Trust
  (formerly Scudder Cash Investment Trust)
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements.

While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal investments

The fund primarily invests in the following types of investments:

The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset backed commercial paper), and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.


The fund will invest at least 25% of its total assets in obligations of banks and other financial institutions. The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Concentration Risk. Because the fund will invest more than 25% of its total assets in obligations of banks and other financial institutions, it may be more sensitive to economic results in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.


Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset backed securities, retains the right to pay off a high yielding bond before it comes due, the fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.


Foreign Investment Risk. The fund may invest in money market instruments of foreign issuers that are denominated in US dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.


An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2005, the fund's 7-day yield was 3.58%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-728-3337.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


DWS Cash Investment Trust


Annual Total Returns (%) as of 12/31 each year -- Class S

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996      4.70
1997      4.85
1998      4.83
1999      4.55
2000      5.78
2001      3.53
2002      1.08
2003      0.42
2004      0.73

2005      2.59


2006 Total Return as of June 30: 1.97%


For the periods included in the bar chart:

Best Quarter: 1.53%, Q4 2000              Worst Quarter: 0.07%, Q3 2003



Average Annual Total Returns (%) as of 12/31/2005



--------------------------------------------------------------------------------
                               1 Year            5 Years            10 Years
--------------------------------------------------------------------------------

Class S                         2.59               1.67               3.29
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-728-3337 or visit our Web site at www.dws-scudder.com.

How Much Investors Pay


This fund's Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class S shares, you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table                                                              Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                    None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management  Fee(1)                                                     0.40%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        None
--------------------------------------------------------------------------------
Other Expenses(2),(3)                                                   0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.78
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4)                                0.05
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)(4)                    0.73
--------------------------------------------------------------------------------

(1) Restated on an annualized basis to reflect approved changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(2) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(3) Restated on an annualized basis to reflect the acquisition of Class AARP Shares on July 14, 2006.

(4) Through September 30, 2008, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.73% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in the "1 Year" period and two years of capped expenses in each of the "3 Years," "5 Years" and "10 Years" periods), this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Class S shares               $75           $244           $429          $962
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         Class S
                                                        ticker symbol    STFXX

                                                          fund number    2071


  DWS Tax Free Money Fund
  (formerly Scudder Tax-Free Money Fund)
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. The fund invests under normal market conditions at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high quality, short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

This fund is designed for investors in a moderate to high tax bracket who are interested in federally tax-free income along with the liquidity and stability that a money fund is designed to offer.

While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments can change in value when interest rates change or an issuer's creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their effective maturities to 397 days or less at the time of purchase;

o The fund buys short-term municipal obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top two highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal investments

The fund primarily invests in the following types of investments:

o General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt obligations of borrowers that generally mature in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity.

o Private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and industrial development bonds. Note that the interest on these bonds may be subject to local, state and federal income taxes, including the AMT.

o Municipal trust receipts ("MTRs"). Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The fund may invest up to 35% of its net assets in MTRs.

The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds.

Municipal Trust Receipts Risk. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.

Special Tax Features. Political or legal actions could change the tax-exempt status of the fund's dividend. Also, to the extent that the fund invests in taxable securities, a portion of its income would be subject to regular federal income taxation.


Temporary Defensive Position. In response to adverse political, economic or market events, the fund may adopt a temporary defensive position in which it places more than 20% of the fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the fund might do so, it may not meet its goal of a high level of current tax-free income.


An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2005, the fund's taxable equivalent yield was 4.12%. To learn the current yield, investors may call the fund's Service Center at 1-800-728-3337.


The taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax-free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


DWS Tax Free Money Fund



Annual Total Returns (%) as of 12/31 each year -- Class S

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1996     2.91
1997     3.10
1998     2.92
1999     2.71
2000     3.61
2001     2.26
2002     0.85
2003     0.47
2004     0.58

2005     1.80

2006 Total Return as of June 30: 1.29%


For the periods included in the bar chart:

Best Quarter: 0.96%, Q4 2000              Worst Quarter: 0.07%, Q3 2003




Average Annual Total Returns (%) as of 12/31/2005


--------------------------------------------------------------------------------
                               1 Year            5 Years            10 Years
--------------------------------------------------------------------------------

Class S                         1.80               1.19               2.12
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-728-3337 or visit our Web site at www.dws-scudder.com.

How Much Investors Pay


The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                             Class S
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management  Fee(1)                                                    0.52%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       None
--------------------------------------------------------------------------------
Other Expenses(2),(3)                                                  0.22
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.74
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4)                               0.04
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)(4)                   0.70
--------------------------------------------------------------------------------

(1) Restated on an annualized basis to reflect approved changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(2) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(3) Restated on an annualized basis to reflect the acquisition of Class AARP Shares on July 14, 2006.

(4) Through September 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.70% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Class S shares               $72           $233           $408          $915
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         Class S

                                                        ticker symbol    SCGXX
                                                           fund number   2059



  DWS U.S. Treasury Money Fund
  (formerly Scudder U.S. Treasury Money Fund)
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy


The fund seeks current income consistent with safety, liquidity and stability of capital by investing, under normal circumstances, at least 80% of total assets in short-term debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.


While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.


The fund seeks to achieve its goal of current income by investing only in US Treasury securities paying a fixed, variable or floating interest rate and repurchase agreements backed by obligations of the US Treasury and maintains a dollar-weighted average maturity of 90 days or less. Fund securities are denominated in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US Government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940.


Principal investments

The fund primarily invests in the following types of investments:

o US Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Income paid on US Treasury securities is usually free from state and local income taxes and, for most fund shareholders, the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

Working in consultation with the portfolio managers, the credit team screens potential issuers and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the fund's high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US Treasury securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This, in turn, could cause the fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2005, the fund's 7-day yield was 3.16%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-728-3337.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


DWS U.S. Treasury Money Fund



Annual Total Returns (%) as of 12/31 each year -- Class S

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1996     4.62
1997     4.67
1998     4.78
1999     4.41
2000     5.62
2001     3.21
2002     0.95
2003     0.41
2004     0.75

2005     2.53

2006 Total Return as of June 30: 1.97%


For the periods included in the bar chart:

Best Quarter: 1.47%, Q3 2000              Worst Quarter: 0.05%, Q4 2003




Average Annual Total Returns (%) as of 12/31/2005


--------------------------------------------------------------------------------
                               1 Year            5 Years            10 Years
--------------------------------------------------------------------------------

Class S                         2.53               1.57               3.18
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-728-3337 or visit our Web site at www.dws-scudder.com.

How Much Investors Pay


The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                             Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                    None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee(1)                                                      0.42%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        None
--------------------------------------------------------------------------------
Other Expenses(2),(3)                                                   0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.75
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4)                                0.10
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)(4)                    0.65
--------------------------------------------------------------------------------

(1) Restated on an annualized basis to reflect approved changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(2) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(3) Restated on an annualized basis to reflect the acquisition of Class AARP shares on July 14, 2006.

(4) Through September 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.65% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Class S shares               $66           $230           $407          $921
--------------------------------------------------------------------------------

Other Policies and Risks


While the sections on the previous pages describe the main points of each fund's strategy and risks, there are other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, DWS Tax Free Money Fund has a fundamental policy, which cannot be changed without shareholder approval of investing at least 80% of net assets, plus the amount of any borrowing for investment purposes, in municipal securities exempt from federal income tax and the alternative minimum tax. In addition, DWS U.S. Treasury Money Fund will provide shareholders with at least 60 days' notice prior to making any changes to the fund's policy of investing at least 80% of its total assets in short-term debt obligations of the US Treasury or in repurchase agreements collateralized by US Treasury debt obligations.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten holdings and other information about each fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds


DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeIM is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:


----------------------------------------------------------------------
Fund Name                                             Fee Paid
----------------------------------------------------------------------

DWS Cash Investment Trust                              0.37%
----------------------------------------------------------------------
DWS Tax Free Money Fund                                0.50%
----------------------------------------------------------------------
DWS U.S. Treasury Money Fund                           0.40%
----------------------------------------------------------------------

In addition, under a separate administrative services agreement between the funds and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.

On May 5, 2006, shareholders of each of the funds approved amended and restated investment management agreements (each, an "Investment Management Agreement") with the Advisor. Pursuant to the Investment Management Agreements, the Advisor provides continuing investment management of the assets of each of the funds.

Effective June 1, 2006, the DWS Cash Investment Trust pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.315% of the fund's average daily net assets up to $250 million, 0.295% of the next $750 million, 0.265% of the next $1.5 billion, 0.235% of the next $2.5 billion, 0.215% of the next $2.5 billion, 0.195% of the next $2.5 billion, 0.175% of the next $2.5 billion and 0.165% thereafter.

Effective June 1, 2006, the DWS Tax Free Money Fund pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.415% of the fund's average daily net assets up to $500 million and 0.395% thereafter.

Effective June 1, 2006, the DWS U.S. Treasury Money Fund pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.315% of the fund's average daily net assets up to $500 million, 0.300% of the next $500 million and 0.285% thereafter.

The funds' shareholder reports for the semiannual period ended November 30, 2005 for DWS Cash Investment Trust and DWS Tax Free Money Fund contain a discussion regarding the basis for the Board of Trustees' renewal of the funds' investment management agreements. The shareholder report for the year ended May 31, 2006 for DWS U.S. Treasury Money Fund contains a discussion regarding the basis for the Board of Trustees' approval of a new investment management agreement (see "Shareholder reports" on the back cover).


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience in managing money market funds.


Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

   DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

   Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the

   1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).


DWS Cash Investment Trust -- Class S

Years Ended May 31,                         2006    2005    2004    2003   2002
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $ 1.00  $ 1.00  $ 1.00 $ 1.00  $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                    .034    .014    .003   .008    .020
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income                   (.034)  (.014)  (.003) (.008)  (.020)
--------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00  $ 1.00 $  1.00 $ 1.00  $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                            3.40^a   1.42^a  .33^a  .84    1.98
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       487     527     612    716     798
--------------------------------------------------------------------------------
Ratio of expenses before expense             .83     .81     .85    .84     .83
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              .79     .72     .77    .84     .83
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          3.28    1.30     .39    .85    2.01
--------------------------------------------------------------------------------

^a   Total returns would have been lower had certain expenses not been reduced.

DWS Tax Free Money Fund -- Class S

Years Ended May 31,                         2006    2005   2004   2003    2002
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $ 1.00  $ 1.00 $ 1.00 $ 1.00  $ 1.00
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                    .022    .011   .004   .007    .014
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income                   (.022)  (.011) (.004) (.007)  (.014)
--------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00  $ 1.00 $ 1.00 $ 1.00  $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                            2.23    1.07    .37    .74    1.39
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       141     159    162    210     259
--------------------------------------------------------------------------------
Ratio of expenses before expense             .71     .67    .67    .65     .65
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              .71     .67    .67    .65     .65
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          2.16    1.04    .36    .74    1.39
--------------------------------------------------------------------------------

DWS U.S. Treasury Money Fund -- Class S


Years Ended May 31,                           2006    2005   2004   2003   2002
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $ 1.00  $ 1.00 $ 1.00 $ 1.00 $ 1.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      .033    .014   .003   .008   .018
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income and realized gain
   on investment transactions                (.033)  (.014) (.003) (.008) (.018)
--------------------------------------------------------------------------------
Net asset value, end of period              $ 1.00  $ 1.00 $ 1.00 $ 1.00 $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                              3.36^a  1.43^a  .29^a  .77   1.76
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         166     190    224    302    326
--------------------------------------------------------------------------------
Ratio of expenses before expense               .79     .74    .81    .81    .80
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense                .67     .65    .71    .81    .80
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)            3.27    1.30    .36    .77   1.76
--------------------------------------------------------------------------------

^a   Total return would have been lower had certain expenses not been reduced.

How to Invest in the Funds


The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

How to Buy, Sell and Exchange Shares

Buying Shares: Use these instructions to invest directly. Please make your checks payable to "DWS Scudder."

================================================================================
First investment                          Additional investments
================================================================================
Regular accounts:                         $50 or more for regular accounts and
                                          IRA accounts
$2,500 or more
                                          $50 or more with an Automatic
IRA accounts*:                            Investment Plan

$1,000 or more
================================================================================
By mail or express mail (see below)

o Fill out and sign an application        Send a DWS investment slip or short
                                          note that includes:
o Send it to us at the appropriate
  address, along with an investment check o fund and class name

                                          o account number

                                          o check payable to "DWS Scudder "
================================================================================
By wire

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
================================================================================
By phone

Not available                             o Call 1-800-728-3337 for instructions
================================================================================
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-728-3337
================================================================================
Using QuickBuy

Not available                             o Call 1-800-728-3337 to make sure
                                            QuickBuy is set up on your account;
                                            if it is, you can request a transfer
                                            from your bank account of any amount
                                            between $50 and $250,000
================================================================================
On the Internet

o Go to "funds and prices" at             o Call 1-800-728-3337 to ensure you
  www.dws-scudder.com                       have electronic services

o Print out a prospectus and a new        o Register at www.dws-scudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
================================================================================

*    DWS Tax Free Money Fund is not appropriate for IRAs.

--------------------------------------------------------------------------------

Regular mail:
First Investment: DWS Scudder, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: DWS Scudder, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
DWS Scudder, 210 West 10th Street, Kansas City, MO 64105-1614

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with DWS Scudder.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
To open a new account: same minimum as    Some transactions, including most for
for a new investment                      over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
For exchanges between existing accounts:  you're in doubt, see page 39
$50 or more
================================================================================
By phone or wire

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
================================================================================
Using the Automated Information Line

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
================================================================================
By mail or express mail
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
================================================================================
With an automatic withdrawal plan

Not available                             o To set up regular cash payments
                                            from a DWS fund account, call
                                            1-800-728-3337
================================================================================
Using QuickSell

Not available                             o Call 1-800-728-3337 to make sure
                                            QuickSell is set up on your account;
                                            if it is, you can request a transfer
                                            to your bank account of any amount
                                            between $50 and $250,000
================================================================================
Using Checkwriting

Not available                             o Write a check on your account. See
                                            page 33 for checkwriting minimums.
================================================================================
On the Internet

o Register at www.dws-scudder.com         o Register at www.dws-scudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
================================================================================

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by a fund. Please note that a financial advisor may charge fees separate from those charged by a fund.

Keep in mind that the information in this prospectus applies only to a fund's Class S shares. DWS Cash Investment Trust has other share classes. The fund's additional classes are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call 1-800-728-3337.


Policies about transactions


Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Each fund also calculates its share price as of 12:00 noon Eastern time on business days. You can place an order to buy or sell shares at any time.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Questions? You can speak to a DWS Scudder representative between 9 a.m. and 6 p.m. Eastern time on any fund business day by calling 1-800-728-3337.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund then we may reject your application and order.


Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.


If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.


Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Check or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.


Wire transactions that arrive by 12:00 noon Eastern time will receive that day's dividend. All other investments will start to accrue dividends the next business day after your purchase is processed.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in any fund and wire you the proceeds on the same day, as long as we receive your request before 12:00 noon Eastern time. However, you won't receive that day's dividend.

Initial Purchase. The minimum initial investment is $2,500, except for investments on behalf of participants in certain fee- based and wrap programs offered through certain financial intermediaries approved by the Advisor for which there is no minimum initial investment; and fiduciary accounts such as IRAs and custodial accounts such as Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts for which the minimum initial investment is $1,000 per account. In addition, the minimum initial investment is $1,000 if an automatic investment plan of $50 per month is established. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements. The funds may waive minimums for investments on behalf of fund trustees and directors or officers or employees of the Advisor and its affiliates.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.


----------------------------------------------------------------------
For Class S Shares
----------------------------------------------------------------------

Call the Automated Information Line at 1-800-728-3337
----------------------------------------------------------------------

QuickBuy and QuickSell enables you to set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-728-3337.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that a fund cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

Checkwriting enables you to sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

The funds accept Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number, you authorize us to redeem fund shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. In case of errors or questions about your transactions or pre-authorized transfers please telephone 1-800-728-3337 or write (DWS Scudder, PO Box 219669, Kansas City, MO 64121-9669) the Shareholder Service Agent as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. You must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to www.dws- scudder.com.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-728-3337 at a later date.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in these funds and, accordingly, the Boards of the funds have not approved any policies and procedures designed to limit this activity. However, each fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.


We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the funds calculate share price


To calculate net asset value per share, or NAV, the fund uses the following equation:


                  TOTAL ASSETS - TOTAL LIABILITIES
            -------------------------------------------- =  NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities each fund buys and rounds the per share NAV to the nearest whole cent.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments) or $250 for retirement accounts; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares or, in any case, where a fall in share price created the low balance)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption-in-kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes


Each fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.


The funds have regular schedules for paying out any earnings to shareholders:

o  Income dividends: declared daily and paid monthly

o The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations.

The funds may make additional distributions for tax purposes if necessary.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

For federal income tax purposes, distributions of investment income (other than "tax-exempt dividends" for the DWS Tax Free Money Fund) are taxable as ordinary income. The funds do not expect to distribute gains taxable as capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is treated the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

For most shareholders, dividends from the DWS Tax Free Money Fund are generally free from Federal income tax, and a portion of the dividends from the DWS U.S. Treasury Money Fund are generally free from state and local income taxes. However, there are a few exceptions:


o A portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short- or long-term capital gains.


o With the DWS Tax Free Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the DWS Tax Free Money Fund may have on the federal taxation of your benefits.


You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences of an investment in the fund. Additional information may be found in the fund's Statement of Additional Information.


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-728-3337, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.


DWS Scudder                  SEC                  Distributor
--------------------------------------------------------------------------------
PO Box 219669                100 F Street, N.E.   DWS Scudder Distributors, Inc.
Kansas City, MO 64121-9669   Washington, D.C.     222 South Riverside Plaza
www.dws-scudder.com          20549-0102           Chicago, IL 60606-5808
1-800-728-3337               www.sec.gov          1-800-621-1148
                             1-800-SEC-0330




SEC File Numbers:

DWS Cash Investment Trust           811-2613

DWS Tax Free Money Fund             811-2959

DWS U.S. Treasury Money Fund        811-3043

                                                            [DWS SCUDDER Logo]
                                                           Deutsche Bank Group

                            DWS CASH INVESTMENT TRUST



                          Class A, Class B and Class C














                       STATEMENT OF ADDITIONAL INFORMATION


                                 October 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund, dated October 1, 2006, as amended from time to time, a copy of which may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1148 or from the firm from which this Statement of Additional Information was obtained. It is also available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

The Annual Report to Shareholders of the Fund, dated May 31, 2006 accompany this Statement of Additional Information and is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----

INVESTMENT RESTRICTIONS...........................................................................................1

INVESTMENT POLICIES AND TECHNIQUES................................................................................2
   Portfolio Holdings Information................................................................................16


MANAGEMENT OF THE FUND...........................................................................................18
   Investment Advisor............................................................................................18
   Principal Underwriter.........................................................................................25

PORTFOLIO TRANSACTIONS...........................................................................................29

FUND SERVICE PROVIDERS...........................................................................................30
   Independent Registered Public Accounting Firm and Reports to Shareholders.....................................30
   Legal Counsel.................................................................................................31
   Fund Accounting Agent.........................................................................................31
   Custodian.....................................................................................................31
   Transfer Agent................................................................................................31

PURCHASE AND REDEMPTION OF SHARES................................................................................32

TAXES............................................................................................................39

NET ASSET VALUE..................................................................................................42

TRUSTEES AND OFFICERS............................................................................................42

TRUST ORGANIZATION...............................................................................................58

PROXY VOTING GUIDELINES..........................................................................................61

ADDITIONAL INFORMATION...........................................................................................62

FINANCIAL STATEMENTS.............................................................................................63

APPENDIX.........................................................................................................64


                                       I

                             INVESTMENT RESTRICTIONS

Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Fund's objective will be met.


DWS Cash Investment Trust has elected to be classified as a diversified open-end investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.


As a matter of fundamental policy, the Fund will not:

1. borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


3. concentrate its investments in any particular industry (excluding US Government Obligations), as that term is used in the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time; except that the Fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions;



4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;


6. purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time; or


7. make loans except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

In addition, although not a matter of fundamental policy (these policies may be changed by the Board of Trustees without shareholder approval), the Fund does not currently intend to:

1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

2. lend portfolio securities in an amount greater than 5% of its total assets.

3. acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                       INVESTMENT POLICIES AND TECHNIQUES


Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") is the investment advisor for the Fund. The Fund offers four classes of shares to provide investors with different purchase options. The four classes are Class A, Class B, Class C and Class S. Each class has its own important features and policies.

DWS CASH INVESTMENT TRUST

The Fund is diversified open-end management investment company. The Fund's investment objectives are to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Fund will be able to do so. The Fund's management seeks to improve investment income by keeping money at work in what it considers to be the most attractive short-term debt investments consistent with the Fund's objectives of maintaining the stability and liquidity of capital. There is no assurance that the Fund's investment objectives will be achieved. Unless otherwise stated, the investment objectives and policies of the Fund are nonfundamental and may be changed by the Board of Trustees ("Trustees") without a vote of the outstanding voting securities of the Fund. All of the securities in which the Fund may invest are US dollar-denominated. Shares of the Fund are not insured or guaranteed by an agency of the US Government. Because the Fund concentrates its investments in obligations of banks and other financial institutions, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in obligations of banks and other financial institutions.

The Fund may invest in short-term securities consisting of obligations issued or guaranteed by the US Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; obligations of savings and loan institutions. The Fund will invest more than 25% of the current value of its total assets in the obligations of banks and other financial institutions (including bank obligations subject to repurchase agreements).




The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations and obligations of trusts, finance companies and other entities, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities. Securities and instruments in which the Fund may invest may be issued by the US Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

In addition, the Fund may invest in repurchase agreements and securities with put features. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described below. The Fund may also hold cash.

Investments in municipal securities will be limited to those which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest rating categories for municipal obligations -- Aaa and Aa, or within Moody's short-term municipal obligations top rating categories of MIG 1 and MIG 2 -- or are rated at the time of purchase by Standard & Poor's Ratings Services ("S&P") within S&P's two highest rating categories for municipal obligations AAA/AA and SP-1+/SP-1, or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest rating categories for municipal obligations -- AAA/AA or within Fitch's highest short-term rating categories of F-1 and F-2, all in such proportions as management will determine. The Fund also may invest in securities rated within the two highest rating categories by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. The Fund may also invest in municipal securities which are unrated if, in the opinion of the Advisor, such securities possess creditworthiness comparable to those rated securities in which the Fund may invest.

For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity. All of the securities in which the Fund may invest are US dollar-denominated.


Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), foreign banks and their branches and smaller banks as described below. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank. Further, foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks.

The Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

Eurodollar Obligations. Eurodollar bank obligations are US dollar-denominated certificates of deposit and time deposits issued outside the US capital markets by foreign branches of US banks and US branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

Participation Interests. The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by US Government securities, or, in the case of an unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security.

Asset-Backed Securities. Asset backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Investment Techniques of the Fund


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing the Fund's portfolio assets. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.


Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which the funds invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on US Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the US Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of US Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, the Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by a fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Fund's Board of Trustees does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

As a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Certificates of Participation. The Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Fund. It is anticipated by the Fund's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.


Concentration. The Fund "concentrates," for purposes of the 1940 Act, its assets in securities related to a particular industry (i.e., banks and other financial institutions), which means that at least 25% of its total assets will be invested in obligations of banks and other financial institutions at all times.


Funding Agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time to the insurance company prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. Funding agreements are considered "illiquid" securities and will count towards a fund's limit on investing in illiquid securities.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. The Fund's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers, or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Interfund Borrowing and Lending Program. The Fund have received exemptive relief from the SEC, which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of the fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a Rule of the Securities and Exchange Commission, the Fund effects sales, redemptions and repurchases at the net asset value per share, normally
$1.00.  In  fulfillment  of their  responsibilities  under that Rule, the Fund's
Board has approved policies established by the Fund's Advisor reasonably calculated to prevent the Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.


Securities eligible for investment by the Fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time during such period. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.


The assets of the Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government Securities," as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The portfolio of the Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Fund will vary according to the management's appraisal of money market conditions. The Fund will invest only in securities determined by or under the direction of the Board to be of high quality with minimal credit risks.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenue such as income, sales, use and business taxes. Bond Anticipation Notes are sold to provide interim financing and Construction Loan Notes are sold to provide construction financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. After the projects are successfully completed and accepted, many projects receive permanent financing through the FHA under Fannie Mae or GNMA. There are, of course, a number of other types of notes issued for different purposes and secured differently than those described above.

Municipal  bonds,  which  meet  longer-term  capital  needs and  generally  have
maturities   of  more   than  one  year   when   issued,   have  two   principal
classifications: "general obligation" bonds and "revenue" bonds.

Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Some issues of municipal bonds are payable from United States Treasury bonds and notes held in escrow by a trustee, frequently a commercial bank. The interest and principal on these US Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.

Securities purchased for the Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder ("demand obligations"). Demand obligations are considered for the Fund's purposes to mature at the demand date.

There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, such an issue may not be said to be publicly offered. Unlike the equity securities of operating companies or mutual funds which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal securities, whether publicly or privately offered, may nevertheless be readily marketable. A secondary market exists for municipal securities which have been publicly offered as well as securities which have not been publicly offered initially but which may nevertheless be readily marketable. Municipal securities purchased for the Fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its recorded value. The Fund believe that the quality standards applicable to their investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

For the purpose of the Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Advisor on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

The Fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of the Fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular Fund. The Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to the Fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for the Fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest.


Municipal Trust Receipts. Municipal trust receipts ("MTRs") are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR would be considered to be investing in the underlying municipal securities. The Fund's investment, although it is possible that in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. The Fund expects to invest in MTRs for which a legal opinion has been given to the effect that the income from an MTR is tax exempt to the same extent as the underlying bond, although it is possible that the Internal Revenue Service (the "IRS") will take a different position and there is a risk that the interest paid on such MTRs would be deemed taxable.


Portfolio Turnover. The Fund may sell portfolio securities to take advantage of investment opportunities arising from changing market levels or yield relationships. Even if such transactions involve additional costs in the form of spreads, they will be undertaken in an effort to improve the Fund's overall investment return, consistent with its objectives.

Repurchase Agreements. The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security (Obligation) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected an interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund is at risk of losing some or all of the principal and income involved in the transaction.

As with any unsecured debt obligation purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Fund's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities with Put Rights. The Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the 1940 Act, and with commercial banks.

The right of the Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

The Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Advisor, present minimal credit risks. The ability of the Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Funds might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Funds of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where the Funds pay directly or indirectly for a put, its cost will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases the potential for unrealized or realized gain is reduced by the cost of the put.


Third Party Puts. The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the weighted average maturity of a fund's portfolio would be adversely affected.


These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund's portfolio in a manner designed to minimize any adverse impact from these investments.

US   Government   Securities.   There   are   two   broad   categories   of   US
Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then-current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the US Government Securities in a fund's portfolio does not guarantee the net asset value of the shares of the fund. There are market risks inherent in all investments in securities. Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain
Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the fund and may even result in losses to the fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average portfolio maturity. As a result, the fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A fund may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Variable Rate Demand Instruments. The Fund may purchase variable rate demand instruments, which are obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund generally intends to exercise the demand only (1) upon a default under the terms of the obligation, (2) as needed to provide liquidity to the fund, (3) to maintain a high quality investment portfolio or (4) to maximize a fund's yield. A bank that issues a repurchase commitment may receive a fee from a fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable rate demand instruments that a fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Fund will determine the variable rate demand instruments that they will purchase in accordance with procedures designed to minimize credit risks.

The Advisor may determine that an unrated variable rate demand instrument meets a fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the fund. The Advisor will reevaluate each unrated variable rate demand instrument held by the fund on a quarterly basis to determine that it continues to meet the fund's quality criteria.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. A fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

The maturity of the variable rate demand instruments held by a fund will ordinarily be deemed to be the longer of (1) the notice period required before the fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

When-Issued Securities. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to a fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, a fund will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by a fund, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income, a fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of a fund's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

A fund will make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities, but a fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

Investment in Other Investment Companies. In accordance with applicable law, the Fund may invest its assets in other money market funds with comparable investment objectives. In general, the Fund may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). As a shareholder of another money market fund, the Fund would bear, along with other shareholders, its pro rata portion of the other money market fund's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that Fund bears directly (and the Fund bears indirectly on a pro rata basis) in connection with its own operations.


Portfolio Holdings Information

In addition to the public disclosure of fund portfolio holdings through required Securities and Exchange Commission ("SEC") quarterly filings, the Fund may make its portfolio holdings information publicly available on the DWS Funds Web site as described in the Fund's prospectus. The Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions, or to other entities if the Fund has a legitimate business purpose in providing the information, subject to the requirements described below.

Prior to any disclosure of the Fund's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Fund's Trustees must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by the Fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Fund's Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Fund and information derived therefrom, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the Fund's holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor the Fund's Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of the Fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that the Fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by those in possession of that information.

                             MANAGEMENT OF THE FUND

Investment Advisor


On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management ("DeAM"), is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, DeIM makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. DeIM, together with its predecessors has more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. The term "DWS Scudder" is the designation given to the products and services provided by DeIM and its affiliates to the DWS Mutual Funds.


Pursuant to an investment management agreement with the Fund, the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Funds if elected to such positions.

DeIM provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund.


The Board and the shareholders recently approved an amended and restated investment management agreement (the "Investment Management Agreement") for the Fund. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the Fund. In addition to the investment management of the assets of the Fund, the Advisor determines the investments to be made for the Fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Fund's policies as stated in its Prospectus and SAI, or as adopted by the Fund's Board. The Advisor will also monitor, to the extent not monitored by the Fund's administrator or other agent, the Fund's compliance with its investment and tax guidelines and other compliance policies. The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor provides assistance to the Fund's Board in valuing the securities and other instruments held by the Fund, to the extent reasonably required by valuation policies and procedures that may be adopted by the Fund.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by the Fund's Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board members, officers, and executive employees of the Fund, including the Fund's share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that the Fund is generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses, including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by the Fund, the Fund's custodian, or other agents of the Fund; taxes and governmental fees; fees and expenses of the Fund's accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars;
payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of the Fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Agreement to a subadvisor, subject to a majority vote of the Board of the Fund, including a majority of the Board who are not interested persons of the Fund, and, if required by applicable law, subject to a majority vote of the Fund's shareholders.

The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice.

The investment management fee for the Fund is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Prior to June 1, 2006, DWS Cash Investment Trust paid a monthly investment management fee, based on the average daily net assets of the fund, computed and accrued daily and payable monthly, at 1/12 of the annual rates shown below:

Average Daily Net Assets         DWS Cash Investment Trust
------------------------         -------------------------

    0 - $250 million                      0.400%
    Next $750 million                     0.380%
    Next $1.5 billion                     0.350%
    Next $2.5 billion                     0.320%
    Next $2.5 billion                     0.300%
    Next $2.5 billion                     0.280%
    Next $2.5 billion                     0.260%
   Over $12.5 billion                     0.250%

The advisory fees paid by the Fund for its last three fiscal years are shown in the table below.

Fund                                         Fiscal 2006             Fiscal 2005             Fiscal 2004
----                                         -----------             -----------             -----------

DWS Cash Investment Trust                    $3,301,939              $3,394,203              $3,920,391

Through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.96%, 1.67% and 1.60% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

Effective June 1, 2006, for all services provided under the Investment Management Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, at the annual rate as a percentage of net assets shown below:

DWS Cash Investment Trust                0.315% to $250 million
                                         0.295% next $750 million
                                         0.265% next $1.5 billion
                                         0.235% next $2.5 billion
                                         0.215% next $2.5 billion
                                         0.195% next $2.5 billion
                                         0.175% next $2.5 billion
                                         0.165% thereafter

In addition, the Board and shareholders recently approved a new subadvisor approval policy for the Fund (the "Subadvisor Approval Policy"). The Subadvisor Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of its independent board members, to appoint and replace subadvisors and to amend sub-advisory contracts without obtaining shareholder approval. Under the Subadvisor Approval Policy, the Board, including its independent board members, will continue to evaluate and approve all new sub-advisory contracts between the Advisor and any subadvisor, as well as all changes to any existing subadvisory contract. The Fund cannot implement the Subadvisor Approval Policy without the SEC either adopting revisions to current rules (as it proposed to do in October 2003) or granting the Fund exemptive relief from existing rules. The Fund and the Advisor would be subject to certain conditions imposed by the SEC (and certain conditions that may be imposed in the future within either exemptive relief or a rule) to ensure that the interests of the Fund and its shareholders are adequately protected whenever the Advisor acts under the Subadvisor Approval Policy, including any shareholder notice requirements.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.


The Advisor may enter into arrangements with affiliates and third-party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

Code of Ethics

The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Trustees, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Administrative Agreement

The Fund recently entered into a new administrative services agreement with the Advisor (the "Administrative Services Agreement"), pursuant to which the Advisor provides administrative services to the Fund including, among others, providing the Fund with personnel, preparing and making required filings on behalf of the Fund, maintaining books and records for the Fund, and monitoring the valuation of Fund securities. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, of 0.100% of the Fund's average daily net assets.

Under the Administrative Services Agreement, the Advisor is obligated on a continuous basis to provide such administrative services as the Board of the Fund reasonably deems necessary for the proper administration of the Fund. The Advisor provides the Fund with personnel; arranges for the preparation and filing of the Fund's tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to the Fund's prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains the Fund's records; provides the Fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of the Fund; assists in the resolution of accounting issues that may arise with respect to the Fund; establishes and monitors the Fund's operating expense budgets; reviews and processes the Fund's bills; assists in determining the amount of dividends and distributions available to be paid by the Fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Advisor also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Advisor will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Pursuant to an agreement between the Administrator and State Street Bank and Trust Company ("SSB"), the Administrator has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Administrator, not by the Fund.

Principal Underwriter

Pursuant to an Underwriting and Distribution Services Agreement ("Distribution Agreement"), DWS Scudder Distributors, Inc. ("DWS-SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter, distributor and administrator for the Class A, Class B and Class C shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. The Distribution Agreement, last approved by the Trustees on September 20, 2006, will continue in effect until September 30, 2007, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Independent Trustees. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by DWS-SDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of (i) a majority of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement, or (ii) a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. All material amendments must be approved by the Board of Trustees in the manner described above with respect to the continuation of the Agreement. The provisions concerning continuation, amendment and termination of a Distribution Agreement are on a series by series and class by class basis.

DWS-SDI bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be typeset and printed for existing shareholders, and DWS-SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI also pays for supplementary sales literature and advertising costs. As indicated under "Purchase and Redemption of Shares," DWS-SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Fund's shares. DWS-SDI receives no compensation from the Fund as principal underwriter for Class A shares. DWS-SDI receives compensation from the Fund as principal underwriter for Class B and Class C shares.

Shareholder and administrative services are provided to the Fund on behalf of Class A, Class B and Class C shareholders under a Shareholder Services Agreement (the "Services Agreement") with DWS-SDI. The Services Agreement continues in effect from year to year so long as such continuance is approved for the Fund at least annually by a vote of the Board, including the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement. The Services Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by DWS-SDI upon 60 days' notice. Termination with respect to the Class A, B or C shares of the Fund may be by a vote of (i) the majority of the Board members of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Services Agreement, or (ii) a "majority of the outstanding voting securities" of the Class A, B or C shares, as defined under the 1940 Act. The Services Agreement may not be amended for a class to increase materially the fee to be paid by the Fund without approval of a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.

Under the Services Agreement, DWS-SDI may provide or appoint various broker-dealer firms and other service or administrative firms ("firms") to provide information and services to investors in the Fund. Typically, DWS-SDI appoints firms that provide services and facilities for their customers or clients who are investors in the Fund. Firms appointed by DWS-SDI provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, providing assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation.

DWS-SDI bears all of its expenses of providing those services pursuant to the Services Agreement, including the payment of a service fee to firms (as defined below). As indicated under the Rule 12b-1 Plan (as defined below), DWS-SDI receives compensation from the Fund for its services under the Services Agreement.

DWS Scudder Distributors, Inc., the Fund's distributor, has adopted an Incentive Plan (the "Plan") covering wholesalers that are regional vice presidents ("DWS Scudder Wholesalers"). Generally, DWS Scudder Wholesalers market shares of the DWS funds to your financial advisor, who in turn may recommend that you purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with a quarterly strategic bonus component. Under the Plan, DWS Scudder Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product category of the fund. Each fund is assigned to one of three product categories -- "Core," "Satellite" or "Non-Core/Satellite" -- taking into consideration, among other things, the following criteria, where applicable:

o        The fund's 3-year performance;

o        The fund's Morningstar rating;

o        Market size for the fund category;

o        The fund's size, including sales and redemptions of the fund's shares;

o        The length of time the fund's  Portfolio  Manager has managed the fund;
         and

o        The fund's consistency with DWS Scudder's branding.

This information and other factors are presented to a committee comprised of representatives from various groups within DWS Scudder, who review on a quarterly basis the funds assigned to each product category described above, and make any changes to those assignments at that time. No one factor, whether positive or negative, determines a fund's placement in a given category; all these factors together are considered, and the designation of funds in the Core and Satellite categories represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its category assignment. These category assignments will be posted quarterly to the DWS fund website at www.dws-scudder.com, approximately one month after the end of each quarter. DWS Scudder Wholesalers will receive the highest compensation for Core funds, less for Satellite funds and the lowest for Non-Core/Satellite funds.

In the normal course of business, DWS Scudder will from time to time introduce new funds into the DWS family of funds. As a general rule, all new funds will be placed in a New Fund compensation category for a minimum period of four consecutive quarters, and DWS Scudder Wholesalers will be paid at a rate that is equivalent to that of the Core Fund category. After that four quarter period, each fund in the New Fund category will be reviewed by the committee and either assigned to one of the three categories or continued as a New Fund at that time.

The prospect of receiving, or the receipt of, additional compensation by a DWS Scudder Wholesaler under the Plan may provide an incentive to favor marketing the Core or Satellite funds over the Non-Core/Satellite funds. The Plan, however, will not change the price that you pay for shares of the fund. The DWS Scudder Compliance Department monitors DWS Scudder Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product category of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.


Rule 12b-1 Plan


The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (a "Rule 12b-1 Distribution Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by DWS-SDI to pay for distribution services for those classes. The Fund has adopted a plan pursuant to Rule 12b-1, that provides for shareholder and administrative services to the Fund on behalf of its Class A, B and C shareholders under the Fund's Services Agreement with DWS-SDI (a "Rule 12b-1 Services Plan"). Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The Rule 12b-1 Distribution plans for Class B and Class C shares provide alternative methods for paying sales charges and may help funds grow or maintain asset levels to provide operational efficiencies and economies of scale. Rule 12b-1 Service plans provide compensation to DWS-SDI or intermediaries for post-sales servicing. Since the Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by DWS-SDI to pay for distribution services for those classes, the agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Distribution Agreement may not be amended to increase the fee to be paid by the Fund with respect to a class without approval by a majority of the outstanding voting securities of such class of the Fund. Similarly, the Services Agreement is approved and reviewed separately for the Class A shares, Class B shares and Class C shares in accordance with Rule 12b-1.

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable Fund to make payments to DWS-SDI pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments not previously accrued past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by DWS-SDI other than fees previously accrued and payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Future fees under the Rule 12b-1 Plan may or may not be sufficient to cover DWS-SDI for its expenses incurred. On the other hand, under certain circumstances, DWS-SDI might collect in the aggregate over certain periods more in fees under the Rule 12b-1 Plan than it has expended over that same period in providing distribution services for a Fund. In connection with Class B shares, for example, if shares of a Fund were to appreciate (resulting in greater asset base against which Rule 12b-1 fees are charged) and sales of the Fund's shares were to decline (resulting in lower expenditures by DWS-SDI under the Rule 12b-1 Plan), fees payable could exceed expenditures. This may also happen over certain periods shorter than the life of the Rule 12b-1 Plan simply due to the timing of expenses incurred by DWS-SDI that is not matched to the timing of revenues received (e.g., a sales commission may be paid by DWS-SDI related to an investment in year 1, while the Rule 12b-1 fee to DWS-SDI related to that investment may accrue during year 1 through year 6 prior to conversion of the investment to Class A shares). As a result, if DWS-SDI's expenses are less than the Rule 12b-1 fees, DWS-SDI will retain its full fees and make a profit.




Class B and Class C Shares


Distribution Services. For its services under the Distribution Agreement, DWS-SDI receives a fee from the Fund under its Rule 12b-1 Distribution Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. DWS-SDI also receives any contingent deferred sales charges paid with respect to Class B shares. DWS-SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the Distribution Agreement, DWS-SDI receives a fee from the Fund under its Rule 12b-1 Distribution Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. DWS-SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. Effective January 1, 2006, DWS-SDI no longer advances the first year distribution fee to firms for sales of Class C shares to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates. For periods after the first year, DWS-SDI currently intends to pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. This fee continues until terminated by DWS-SDI or the Fund. DWS-SDI also receives any contingent deferred sales charges paid with respect to Class C shares.

Class A, Class B and Class C Shares

Shareholder Services. For its services under the Services Agreement, DWS-SDI receives a shareholder services fee from the Fund under a Rule 12b-1 Services Plan, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, B and C shares of the Fund.

With respect to Class A shares of the Fund, DWS-SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares of the Fund, commencing with the month after investment. With respect to Class B and Class C shares of the Fund, DWS-SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. Effective January 1, 2006, DWS-SDI no longer advances the first year service fee to firms for sales of Class C shares to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates. For periods after the first year, DWS-SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares of the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of DWS-SDI. In addition DWS-SDI may, from time to time, pay certain firms from it own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

DWS-SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for the Fund. Currently, the shareholder services fee payable to DWS-SDI is payable at an annual rate of up to 0.25% of net assets based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% of net assets based upon Fund assets in accounts for which there is no firm of record (other than DWS-SDI) listed on the Fund's records. The effective shareholder services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is held in accounts for which a firm of record provides shareholder services. The Board of the Trust, in its discretion, may approve basing the fee to DWS-SDI at the annual rate of 0.25% on all Fund assets in the future.

The table below sets forth, for the fiscal year ended May 31, 2006, the distribution and shareholder servicing fees paid by the Fund:

                        Distribution Fee             Shareholder Servicing Fee
                        ----------------             -------------------------

Class A                    N/A                                 $215,219
Class B                  $287,751                              $95,917
Class C                  $224,888                              $74,963

                             PORTFOLIO TRANSACTIONS



The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Fund is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Fund to their customers. However, the Advisor does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the fund making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates may act as a broker for the Fund and receive brokerage commissions or other transaction-related compensation from the Fund in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Fund's Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                             FUND SERVICE PROVIDERS

Independent Registered Public Accounting Firm and Reports to Shareholders


The Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110-2624, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP, audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Ropes and Gray LLP, One International Place, Boston, MA 02110 serves as legal counsel for the Fund and the Independent Trustees of the Fund.

Fund Accounting Agent


Prior to June 1, 2006, DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Advisor, was responsible for determining the daily net asset value per share of the Fund and maintaining portfolio and general accounting records.

Pursuant to a sub-accounting and sub-administration agreement among the Advisor, DWS-SFAC and State Street Bank and Trust Company ("SSB"), DWS-SFAC and the Advisor had delegated certain administrative and fund accounting functions to SSB under the investment management agreement and the fund accounting agreement, respectively. The costs and expenses of such delegation were borne by the Advisor and DWS-SFAC, not by the Fund.

The Fund paid DWS-SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of the next $850 million of such assets, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended May 31, 2006, the amount charged to the Fund by DWS-SFAC for accounting services aggregated $83,083. For the fiscal year ended May 31, 2005, the amount charged to the Fund by DWS-SFAC for accounting services aggregated $74,906.


Custodian

State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02109, as custodian has custody of all securities and cash of the Fund. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

Transfer Agent


DWS Scudder Service Corporation ("DWS-SSC" or the "Transfer Agent"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Advisor, is the transfer and dividend-disbursing agent for the Fund. DWS-SSC also serves as shareholder service agent for the Fund and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays DWS-SSC an annual fee of $10.00 for each regular account (including Individual Retirement Accounts), $10.00 for each retirement account (excluding Individual Retirement Accounts. For the fiscal years ended May 31, 2004, 2005, and 2006, the amounts charged to the Fund by DWS-SSC aggregated $502,552 (of which $255,925 was waived), $2,369,387 (of which $867,495 was waived) and $2,675,583 (of which $897,784 was waived), respectively.

Pursuant to a sub-transfer agency agreement between DWS-SSC and DST Systems, Inc. ("DST"), DWS-SSC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by DWS-SSC, not by the Fund.


The Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same class if the distribution check is returned as undeliverable.

Certificates. Share certificates will not be issued.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, State Street Bank and Trust Company (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of DWS-SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.


The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor ("financial institutions"), to accept purchase and redemption orders for the Fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund's behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.


QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 calendar days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and DWS-SDI can establish investor accounts in any of the following types of retirement plans:


o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see "Policies You Should Know About" in the Fund's prospectuses.

The Fund may waive the minimum for purchases by trustees, officers or employees of the Fund or the Advisor and its affiliates.

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and DWS-SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.

DWS-SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a DWS Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by DWS Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by DWS-SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and the prospectus, DWS-SDI may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by DWS-SDI.

DWS-SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. DWS-SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. Except as provided below, for sales of Class C shares, DWS-SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares, and, for periods after the first year, DWS-SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. For sales of Class C shares to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates, DWS-SDI does not advance the first year distribution fee and for periods after the date of sale, DWS-SDI currently pays firms a distribution fee, payable quarterly, at an annual rate of 0.75% based on net assets as of the last business day of the month attributable to Class C shares maintained and serviced by the firm. DWS-SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares.

Classes of Shares. As reflected in the prospectus, the Fund is primarily designed to serve as a money market fund alternative for investors purchasing Class A, Class B and Class C shares of other DWS Funds and not as a stand alone money market fund. Thus, investors may consider purchasing shares of the Fund on exchange from a like class of another DWS Fund, or as part of an asset allocation strategy across like class shares of several DWS Funds. In addition, investors may consider purchasing shares of the Fund with the intention of gradually exchanging into like class shares of one or more DWS Funds (e.g., using a strategy of "dollar cost" averaging). In considering which class of the Fund is most appropriate, investors will want to consider with their financial advisor the overall structure of their investment program within the DWS family and the role that the Fund will play as the money market fund alternative within that structure. Since Class A shares of the Fund are sold without a sale charge (although there may be a sales charge on exchange to Class A shares of other DWS Funds) and have lower expenses than Class B and Class C shares, Class B and Class C shares of the Fund would not be appropriate as a stand alone investment that is not integrated into an investment program across like class shares of other DWS Funds.

DWS-SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares of DWS Funds. Orders to purchase Class B shares of $100,000 or more and orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and employer-sponsored employee benefit plans using the subaccount record keeping system ("System") maintained for DWS-branded plans under an alliance with DWS-SDI and its affiliates ("DWS Scudder Flex Plans" and "DWS Scudder Choice Plans").

The following provisions apply to DWS Scudder Flex Plans and DWS Scudder Choice Plans.

a. Class B Share DWS Scudder Flex Plans. Class B shares have not been sold to DWS Scudder Flex Plans that were established on the System after October 1, 2003. Orders to purchase Class B shares for a DWS Scudder Flex Plan established on the System prior to October 1, 2003 that has regularly been purchasing Class B shares will be invested instead in Class A shares at net asset value when the combined subaccount value in DWS Funds or other eligible assets held by the plan is $100,000 or more. This provision will be imposed for the first purchase after eligible plan assets reach the $100,000 threshold. A later decline in assets below the $100,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.

b. Class C Share DWS Scudder Flex Plans. Orders to purchase Class C shares for a DWS Scudder Flex Plan, regardless of when such plan was established on the System, will be invested instead in Class A shares at net asset value when the combined subaccount value in DWS Funds or other eligible assets held by the plan is $1,000,000 or more. This provision will be imposed for the first purchase after eligible plan assets reach the $1,000,000 threshold. A later decline in assets below the $1,000,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.

c. Class C Share DWS Scudder Choice Plans. Orders to purchase Class C shares for a DWS Scudder Choice Plan that has been regularly purchasing Class C shares will be invested instead in Class A shares at net asset value when the combined subaccount value in DWS Funds or other eligible assets held by the plan is $1,000,000 or more. This provision will be imposed for purchases made beginning in the month after eligible plan assets reach the $1,000,000 threshold. In addition, as a condition to being permitted to use the Choice Plan platform, plans must agree that, within one month after eligible plan assets reach the $1,000,000 threshold, all existing Class C shares held in the plan will be automatically converted to Class A shares.


The procedures described in (a), (b) and (c) above do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. A suitability determination must be made by investors with the assistance of their financial advisor.


Automatic Investment Plan. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000 for both initial and subsequent investments) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Direct Deposit in the event that any item is unpaid by the shareholder's financial institution.


Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Wires. To purchase shares of the Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to 12:00 p.m. Eastern time on that day. If either the federal funds or the account information is received after 12:00 p.m. Eastern time, but both the funds and the information are made available before the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") (normally 4 p.m. Eastern time) on any business day, shares will be purchased at net asset value determined on that day but you will not receive the dividend; in such cases, dividends commence on the next business day.


Share Pricing. Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. The net asset value of shares of the Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund seeks to maintain a net asset value of $1.00 per share. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than the Fund, to forward the purchase order to the Transfer Agent by the close of regular trading on the Exchange.

Redemptions

Payment of redemption proceeds may be made in securities upon consent of a redeeming shareholder. The Trust may suspend or postpone redemptions with respect to the Fund as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of a portfolio's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

In addition, the Trust may delay payment of redemptions with respect to the Fund in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Trust may not delay payment more than seven business days except under the circumstances discussed above.


A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to DWS-SDI, which firm must promptly submit orders to be effective.


Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders, provided the trustee, executor or guardian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.


Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

Contingent Deferred Sales Charge (CDSC). The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.


The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March of the year of investment will be eligible for the second year's charge if redeemed on or after March of the following year. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. DWS-SDI receives any CDSC directly. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

As reflected in the prospectus, the CDSC would not apply to Class A shares of the Fund acquired directly but only to shares acquired on exchange from another DWS Fund purchased under the Large Order NAV Purchase Privilege. To the extent that the CDSC may be applicable to certain Class A shares, the Class A CDSC will be waived in the event of:


(a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a
         participant-directed   qualified  retirement  plan  described  in  Code
         Section 403(b)(7) which is not sponsored by a K-12 school district;

(b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent;

(c) redemption of shares of a shareholder (including a registered joint owner) who has died;

(d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

(e) redemptions under the Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and


(f) redemptions of shares whose dealer of record at the time of the investment notifies DWS-SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.


The Class B CDSC will be waived  for the  circumstances  set forth in items (c),
(d) and (e) for Class A shares. In addition, this CDSC will be waived:

(g) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;


(h) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's DWS Scudder IRA accounts); and


(i) in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the conversion privilege), (2) in connection with retirement distributions (limited at any one time to 12% of the total value of plan assets invested in the
         Fund), (3) in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (4) representing returns of excess contributions to such plans.

The Class C CDSC will be waived  for the  circumstances  set forth in items (b),
(c), (d) and (e) for Class A shares and for the circumstances set forth in items
(g) and (h) for Class B shares. In addition, this CDSC will be waived for:


(j) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to DWS Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and


(k) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind Redemptions. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Exchanges


Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other DWS funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of DWS Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Cash Reserve Fund, Inc. -- Prime Series, Cash Reserve Fund, Inc. -- Treasury Series Cash Reserve Fund, Inc. -- Tax-Free Series, , Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with DWS-SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

Shareholders must obtain prospectuses of the funds they are exchanging into from dealers, other firms or DWS-SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a DWS fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such DWS fund. Exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.


Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Dividends

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.


Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Fund at the net asset value. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends invested in shares of another DWS Mutual Fund offering this privilege at the net asset value of such other fund. To use this privilege of investing dividends of the Fund in shares in another DWS Mutual Fund, shareholders must maintain a minimum account value of $1,000 in the Fund.


If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal income tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or net capital gain in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code of 1986, as amended (the "Code").

                                      TAXES

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:


(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and
         (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);


(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid -- generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, US Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.


In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.


If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholder in the form of dividends (including distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends")).


If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as dividends. Such dividends however would generally be eligible (i) to be treated as "qualified dividend income" in the case of individual and other noncorporate shareholders, and (ii) for the 70% dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


The Fund is subject to a nondeductible 4% excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during any prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income and excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.


Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as ordinary income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus might have been included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011.





Transactions in Fund Shares. The sale, exchange or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares of the Fund will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.


The Fund does not expect to make any distributions that qualify as qualified dividend income. Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

Non-US Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "US person" within the meaning of the Code (a "foreign person") are subject to withholding of US federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a US person,
(x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United

States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from US source interest income that would not be subject to US federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should consult their intermediaries with respect to the application of these rules to their account. In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of US federal income tax. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to US federal net income taxation at regular income tax rates.


Investors are advised to consult their own tax advisors with respect to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of the Fund.

                                 NET ASSET VALUE


The Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Fund's net asset value also may be processed on a confirmed basis in accordance with the procedures established by DWS-SDI.

                              TRUSTEES AND OFFICERS

The following table presents certain information regarding the Board Members of the Trust. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members

-----------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                        Number of Funds
 and Length of Time        Business Experience and                                              in Fund Complex
 Served                    Directorships During the Past 5 Years                                Overseen
-----------------------------------------------------------------------------------------------------------------

Dawn-Marie Driscoll (1946) President, Driscoll Associates (consulting firm); Executive Fellow,           88
Chairman since 2004        Center for Business Ethics, Bentley College; formerly, Partner,
Board Member since         Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and
1987                       General Counsel, Filene's (1978-1988). Directorships: Advisory
                           Board, Center for Business Ethics, Bentley College; Trustee,
                           Southwest Florida Community Foundation (charitable organization);
                           Director, DWS Global High Income Fund, Inc. (since October 2005),
                           DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS
                           RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real
                           Estate Fund II, Inc. (since April 2005).  Former Directorships:
                           Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
-----------------------------------------------------------------------------------------------------------------
 Henry P. Becton, Jr.      President, WGBH Educational Foundation. Directorships: Association            86
 (1943)                    of Public Television Stations; Becton Dickinson and Company (medical
 Board Member since        technology company); Belo Corporation (media company); Boston Museum
 1990                      of Science; Public Radio International; DWS Global High Income Fund,
                           Inc.  (since  October 2005);  DWS Global  Commodities
                           Stock  Fund,  Inc.   (since  October  2005).   Former
                           Directorships:  American Public  Television;  Concord
                           Agency; New England Aquarium;  Mass.  Corporation for
                           Educational    Telecommunications;    Committee   for
                           Economic Development; Public Broadcasting Service
-----------------------------------------------------------------------------------------------------------------
Keith R. Fox (1954)        Managing General Partner, Exeter Capital Partners (a series of                88
Board Member since         private equity funds). Directorships: Progressive Holding
1996                       Corporation (kitchen goods importer and distributor); Cloverleaf
                           Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising), DWS Global High Income
                           Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund,
                           Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since
                           April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April
                           2005)
-----------------------------------------------------------------------------------------------------------------
Kenneth C. Froewiss        Clinical Professor of Finance, NYU Stern School of Business                   86
(1945)                     (1997-present); Director, DWS Global High Income Fund, Inc. (since
Board Member since         2001) and DWS Global Commodities Stock Fund, Inc. (since 2004);
2005                       Member, Finance Committee, Association for Asian Studies
                           (2002-present); Director, Mitsui Sumitomo Insurance Group (US)
                           (2004-present); prior thereto, Managing Director, J.P. Morgan
                           (investment banking firm) (until 1996)
-----------------------------------------------------------------------------------------------------------------


                                       43

-----------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                        Number of Funds
 and Length of Time        Business Experience and                                              in Fund Complex
 Served                    Directorships During the Past 5 Years                                Overseen
-----------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business,             88
(1937)                     New York University (since September 1965); Director, Japan Equity
Board Member since         Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since
2006                       January 2000), Singapore Fund, Inc. (since January 2000), DWS Global
                           High Income Fund, Inc. (since October 2005), DWS Global Commodities
                           Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund,
                           Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc.
                           (since April 2005). Formerly, Trustee, TIAA (pension funds) (January
                           1996-January 2000); Trustee, CREF and CREF Mutual Funds (January
                           2000-March 2005); Chairman, CREF and CREF Mutual Funds (February
                           2004-March 2005); and Director, S.G. Cowen Mutual Funds (January
                           1985-January 2001)
-----------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor,                 88
(1946)                     Finance Department, The Wharton School, University of Pennsylvania
Board Member since         (since July 1972); Director, Lauder Institute of International
2006                       Management Studies (since July 2000); Co-Director, Wharton Financial
                           Institutions Center (since July 2000); Director, DWS Global High
                           Income Fund, Inc. (since October 2005), DWS Global Commodities Stock
                           Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc.
                           (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since
                           April 2005). Formerly, Vice Dean and Director, Wharton Undergraduate
                           Division (July 1995-June 2000)
-----------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate)              88
(1933)                     (since 1995); Director, DWS Global High Income Fund, Inc. (since
Board Member since         October 2005), DWS Global Commodities Stock Fund, Inc. (since
2006                       October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005)
                           and DWS RREEF Real Estate Fund II, Inc. (since April 2005).
                           Formerly, Trustee of various investment companies managed by Sun
                           Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management
                           (1985-2001) and Weiss, Peck and Greer (1985-2005)
-----------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts              88
(1951)                     (charitable foundation) (1994 to present); Trustee, Thomas Jefferson
Board Member since         Foundation (charitable organization) (1994 to present); Trustee,
2006                       Executive Committee, Philadelphia Chamber of Commerce (2001 to
                           present); Director, DWS Global High Income Fund, Inc. (since October
                           2005), DWS Global Commodities Stock Fund, Inc. (since October 2005),
                           DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF
                           Real Estate Fund II, Inc. (since April 2005). Formerly, Executive
                           Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education
                           (charitable organization) (2004-2005)
-----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and financial                 88
(1935)                     consulting) (since November 1988); Director, DWS Global High Income
Board Member since         Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund,
2006                       Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since
                           October 2002) and DWS RREEF Real Estate Fund II, Inc.
                           (since August 2003).  Formerly,  Director,  Financial
                           Industry  Consulting,  Wolf  &  Company  (consulting)
                           (1987-1988);  President,  John Hancock Home  Mortgage
                           Corporation  (1984-1986);  Senior Vice  President  of
                           Treasury and Financial Services,  John Hancock Mutual
                           Life Insurance Company, Inc. (1982-1986)
-----------------------------------------------------------------------------------------------------------------


                                       44

-----------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                        Number of Funds
 and Length of Time        Business Experience and                                              in Fund Complex
 Served                    Directorships During the Past 5 Years                                Overseen
-----------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.     Private investor since October 2003; Trustee of 7 open-end mutual             88
(1946)                     funds managed by Sun Capital Advisers, Inc. (since October 1998);
Board Member since         Director, DWS Global High Income Fund, Inc. (since October 2005),
2006                       DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS
                           RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real
                           Estate Fund II, Inc. (since April 2005). Formerly, Pension & Savings
                           Trust Officer, Sprint Corporation(1) (telecommunications) (November
                           1989-October 2003)
-----------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg     Retired. Formerly, Consultant (1997-2001); Director, US Government            88
(1943)                     Accountability Office (1996-1997); Partner, Fulbright & Jaworski,
Board Member since         L.L.P. (law firm) (1978-1996). Directorships: The William and Flora
1999                       Hewlett Foundation; Service Source, Inc.; DWS Global High Income
                           Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund,
                           Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since
                           April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April
                           2005). Former Directorships: Mutual Fund Directors Forum
                           (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)
-----------------------------------------------------------------------------------------------------------------
Carl W. Vogt               Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly,            86
(1936)                     President (interim) of Williams College (1999-2000); President,
Board Member since         certain funds in the Deutsche Asset Management Family of Funds
2002                       (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation
                           (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment
                           companies, 4 funds overseen); National Railroad Passenger
                           Corporation (Amtrak); DWS Global High Income Fund, Inc. (since
                           October 2005), DWS Global Commodities Stock Fund, Inc. (since
                           October 2005); formerly, Chairman and Member, National
                           Transportation Safety Board
-----------------------------------------------------------------------------------------------------------------

Interested Board Member

-----------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                           Number of Funds
 and Length of Time       Business Experience and                                                  in Fund Complex
 Served                   Directorships During the Past 5 Years                                    Overseen
-----------------------------------------------------------------------------------------------------------------
 Axel Schwarzer(2)         Managing Director(4), Deutsche Asset Management; Head of Deutsche             86
 (1958)                    Asset Management Americas; CEO of DWS Scudder; DWS Global High
 Board Member since        Income Fund, Inc. (since August 2006), DWS Global High Income Fund,
 2006                      Inc. (since August 2006), DWS Global Commodities Stock Fund, Inc.
                           (since  August 2006);  formerly,  board member of DWS
                           Investments,  Germany (1999-2005);  formerly, Head of
                           Sales  and  Product  Management  for the  Retail  and
                           Private Banking  Division of Deutsche Bank in Germany
                           (1997-1999);    formerly,   various   strategic   and
                           operational   positions  for  Deutsche  Bank  Germany
                           Retail and Private  Banking  Division in the field of
                           investment  funds,  tax driven  instruments and asset
                           management for corporates (1989-1996)
-----------------------------------------------------------------------------------------------------------------



                                       45

Officers(3)

-----------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in  Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
-----------------------------------------------------------------------------------------------------------------
 Michael G. Clark(5)       Managing Director(4), Deutsche Asset Management (2006-present);              n/a
 (1965)                    President, The Central Europe and Russia Fund, Inc. (since June
 President, 2006-present   2006), The European Equity Fund, Inc. (since June 2006), The New
                           Germany Fund, Inc. (since June 2006), DWS Global High Income Fund,
                           Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc.
                           (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June
                           2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006);
                           formerly, Director of Fund Board Relations (2004-2006) and Director
                           of Product Development (2000-2004), Merrill Lynch Investment
                           Managers; Senior Vice President Operations, Merrill Lynch Asset
                           Management (1999-2000)
 -----------------------------------------------------------------------------------------------------------------
 John Millette(6) (1962)   Director(4), Deutsche Asset Management                                       n/a
 Vice President and
 Secretary,
 1999-present
-----------------------------------------------------------------------------------------------------------------
 Paul H. Schubert(5)       Managing Director(4), Deutsche Asset Management (since July 2004);           n/a
 (1963)                    formerly, Executive Director, Head of Mutual Fund Services and
 Chief Financial           Treasurer for UBS Family of Funds (1998-2004); Vice President and
 Officer, 2004-present     Director of Mutual Fund Finance at UBS Global Asset Management
 Treasurer, 2005-present   (1994-1998)
-----------------------------------------------------------------------------------------------------------------
 Patricia DeFilippis(5)    Vice President, Deutsche Asset Management (since June 2005);                 n/a
 (1963)                    Counsel, New York Life Investment Management LLC (2003-2005); legal
 Assistant Secretary,      associate, Lord, Abbett & Co. LLC (1998-2003)
 2005-present
-----------------------------------------------------------------------------------------------------------------
 Elisa D. Metzger(5)       Director(4), Deutsche Asset Management (since September 2005);               n/a
 (1962)                    Counsel, Morrison and Foerster LLP (1999-2005)
 Assistant Secretary,
 2005-present
-----------------------------------------------------------------------------------------------------------------
 Caroline Pearson(6)       Managing Director(4), Deutsche Asset Management                              n/a
 (1962)
 Assistant Secretary,
 1997-present]
-----------------------------------------------------------------------------------------------------------------
 Scott M. McHugh(6)        Director(4), Deutsche Asset Management                                       n/a
 (1971)
 Assistant Treasurer,
 2005-present
-----------------------------------------------------------------------------------------------------------------
 Kathleen Sullivan         Director(4), Deutsche Asset Management                                       n/a
 D'Eramo(6)
 (1957)
 Assistant Treasurer,
 2003-present
-----------------------------------------------------------------------------------------------------------------
 John Robbins(5)  (1966)   Managing Director(4), Deutsche Asset Management (since 2005);                n/a
 Anti-Money Laundering     formerly, Chief Compliance Officer and Anti-Money Laundering
 Compliance Officer,       Compliance Officer for GE Asset Management (1999-2005)
 2005-present
-----------------------------------------------------------------------------------------------------------------


                                       46

-----------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in  Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
-----------------------------------------------------------------------------------------------------------------
 Robert Kloby(5) (1962)    Managing Director(4), Deutsche Asset Management (2004-present);              n/a
 Chief Compliance          formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA
 Officer, 2006-present     (2000-2004); Vice President, The Prudential Insurance Company of
                           America (1988-2000); E.F. Hutton and Company (1984-1988)
-----------------------------------------------------------------------------------------------------------------
 A.  Thomas   Smith(5)     Managing   Director(4),   Deutsche   Asset   Management (2004-present);      n/a
 (1956)                    formerly,  General Counsel,  Morgan Stanley and Van Kampen and
 Chief Legal Officer,      Investments (1999-2004);  Vice President and Associate General
 2005-present              Counsel,  New  York  Life  Insurance  Company (1994-1999); senior attorney, The Dreyfus Corporation (1991-1993); senior attorney,
                           Willkie Farr & Gallagher  (1989-1991); staff attorney, US
                           Securities & Exchange Commission and the Illinois Securities
                           Department (1986-1989)
-----------------------------------------------------------------------------------------------------------------

(1) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(2) The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.

(3) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(4)      Executive title, not a board directorship.

(5)      Address:  345 Park Avenue, New York, New York 10154.

(6)      Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.

Officer's Role with Principal Underwriter:  DWS Scudder Distributors, Inc.

 Paul H. Schubert:                         Vice President
 Caroline Pearson:                         Secretary

Information Concerning Committees and Meetings of Board Members

The Board Members of the Trust met 10 times during the calendar year ended December 31, 2005 and each Board Member attended at least 75% of the meetings of the Board and meetings of the committees of the Board on which such Board Member served.

Board Committees. Ms. Driscoll has served as Chair of the Board of the Funds since June 2004.

The Board has established the following standing committees: Audit Committee, Nominating/Corporate Governance Committee, Valuation Committee, Equity Oversight Committee, Fixed Income Oversight Committee, Marketing/Distribution/Shareholder Service Committee, Legal/Regulatory/Compliance Committee and Expense/Operations Committee.

The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the applicable Fund. It also makes recommendations regarding the selection of an independent registered public accounting firm for a Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to a Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are Keith R. Fox (Chair and Audit Committee Financial Expert), Kenneth C. Froewiss, Richard J. Herring, Graham E. Jones, Philip Saunders, Jr., William N. Searcy, Jr. and Jean Gleason Stromberg. The Audit Committee held six (6) meetings during the calendar year 2005.

The Nominating/Corporate Governance Committee (i) recommends to the Board candidates to serve as Board Members and (ii) oversees and, as appropriate, makes recommendations to the Board regarding other fund governance-related matters, including but not limited to Board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving Board Members, allocations of assignments and functions of committees of the Board, and share ownership policies. The members of the Nominating/Corporate Governance Committee are Henry
P. Becton, Jr. (Chair), Graham E. Jones, Rebecca W. Rimel and Jean Gleason Stromberg. The Nominating/Corporate Governance Committee (previously known as the Committee on Independent Directors) held five (5) meetings during the calendar year 2005.

The Valuation Committee oversees Fund valuation matters, reviews valuation procedures adopted by the Board, determines the fair value of the Fund's securities as needed in accordance with the valuation procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary or appropriate. The members of the Valuation Committee are Keith
R. Fox, Kenneth C. Froewiss, Martin J. Gruber, Richard J. Herring and Philip Saunders, Jr. (Chair). The Valuation Committee held six (6) meetings during the calendar year 2005.

The Board has established two Investment Oversight Committees, one focusing on Funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on Funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with Fund portfolio managers and other investment personnel to review the relevant Funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Martin J. Gruber (Chair), Richard J. Herring, Rebecca W. Rimel, Philip Saunders, Jr. and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones, William N. Searcy, Jr. (Chair) and Jean Gleason Stromberg. Each Investment Oversight Committee held six (6) meetings during the calendar year 2005.

The Marketing/Distribution/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Funds and their shareholders. The members of the Marketing/Distribution/Shareholder Service Committee are Martin J. Gruber, Richard J. Herring (Chair), Rebecca W. Rimel, Jean Gleason Stromberg and Carl W. Vogt. The Marketing/Distribution/Shareholder Service Committee (previously known as the Shareholder Servicing and Distribution Committee) held six (6) meetings during the calendar year 2005.

The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Funds, including the handling of pending or threatened litigation or regulatory action involving the Funds, (ii) general compliance matters relating to the Funds and (iii) proxy voting. The members of the
Legal/Regulatory/Compliance Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Rebecca W. Rimel, William N. Searcy, Jr., Jean Gleason Stromberg and Carl W. Vogt (Chair). The Legal/Regulatory/Compliance Committee held six (6) meetings during the calendar year 2005.

The Expense/Operations Committee (i) monitors the Fund's total operating expense levels, (ii) oversees the provision of administrative services to the Fund, including the Fund's custody, fund accounting and insurance arrangements, and
(iii) reviews the Fund's investment advisers' brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll,

Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones (Chair), Philip Saunders, Jr. and William N. Searcy, Jr. This committee held six (6) meetings during the calendar year 2005.

Remuneration. Each Independent Board Member receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board who are officers, directors, employees or stockholders of Deutsche Asset Management or its affiliates receive no direct compensation from a Fund, although they are compensated as employees of Deutsche Asset Management, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following tables show compensation from the Fund and aggregate compensation from all of the funds in the fund complex received by each Board Member during the calendar year 2005. Drs. Gruber, Herring, and Saunders, Messrs. Jones and Searcy and Ms. Rimel became members of the Board on May 5, 2006 and received no compensation from the Funds during the relevant periods. Mr. Schwarzer became a member of the Board on May 5, 2006, is an interested person of the Funds and received no compensation from the Funds or any fund in the fund complex during the relevant periods. No Board Member of the Funds receives pension or retirement benefits or health insurance from the Funds or any fund in the DWS fund complex.

                                      Aggregate Compensation       Total Compensation from
Name of Board Member                        from Fund             Fund and Fund Complex(1)
--------------------                        ---------             ------------------------

Henry P. Becton, Jr.(3)(4)                     $2,958                     $164,000
Dawn-Marie Driscoll(2)(3)(4)(5)                $3,623                     $203,829
Keith R. Fox(3)(4)(5)                          $3,300                     $184,829
Kenneth C. Froewiss(3)(5)(6)                     $788                     $129,687
Martin J. Gruber(7)(9)                             $0                     $135,000
Richard J. Herring(7)(8)(9)                        $0                     $136,000
Graham E. Jones(7)(9)                              $0                     $144,000
Rebecca W. Rimel(7)(8)(9)                          $0                     $146,280
Philip Saunders, Jr.(7)(9)                         $0                     $145,000
William N. Searcy, Jr.(7)(9)                       $0                     $150,500
Jean Gleason Stromberg(3)(4)(5)                $3,180                     $178,549
Carl W. Vogt(3)(4)(5)                          $2,908                     $162,049

(1)      The Fund Complex is composed of 167 funds.

(2) Includes $19,000 in annual retainer fees in Ms. Driscoll's role as Chairman of the Board.

(3) For each Board Member, except Mr. Froewiss, total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 48 funds/portfolios. For Mr. Froewiss total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 43 funds/portfolios.

(4) Aggregate compensation reflects amounts paid to the Board Members for special meetings of ad hoc committees of the board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $5,500 for Mr. Becton, $26,280 for Ms. Driscoll, $25,280 for Mr. Fox, $18,000 for Ms. Stromberg and $3,500 for Mr. Vogt. These meeting fees were borne by the applicable DWS Funds.

(5) Aggregate compensation also reflects amounts paid to the Board Members for special meetings of the board in connection with reviewing the funds' rebranding initiatives to change to the DWS Family of Funds. Such amounts totaled $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000
         for Ms. Stromberg and $1,000 for Mr. Vogt. The funds were reimbursed for these meeting fees by Deutsche Asset Management.

(6) Mr. Froewiss was appointed to the previous board on September 15, 2005. His compensation includes fees received as a member of five DWS closed-end funds in 2005, for which he served on the board.

(7) During calendar year 2005, the total number of funds overseen by each Board Member was 55 funds.

(8) Of the amounts payable to Ms. Rimel and Dr. Herring, $45,630 and $28,724, respectively, was deferred pursuant to a deferred compensation plan.

(9) Aggregate compensation reflects amounts paid to the Board Members for special meetings of ad hoc committees of the previous board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $3,000 for Dr. Gruber, $2,000 for Dr. Herring, $10,000 for Mr. Jones, $12,280 for Ms. Rimel, $13,000 for Dr. Saunders and $16,500 for Mr. Searcy. These meeting fees were borne by the applicable funds.

Any Board Member who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Herring, Saunders and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Board Members may select from among certain funds in the DWS Family of Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Board Members' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Board Member Ownership in the Fund(1)

The following table shows the dollar range of equity securities beneficially owned by each Board Member in the Funds and the Fund Complex as of December 31, 2005.



                                                                              Aggregate Dollar Range of
                                               Dollar Range of                        Ownership
                                             Beneficial Ownership              in all Funds Overseen by
                                           in DWS Cash Investment                    Board Member
Board Member                                        Trust                       in the Fund Complex(2)
------------                                        -----                       ----------------------

Independent Board Member:

Henry P. Becton, Jr.                              $1-$10,000                      Over $100,000
Dawn-Marie Driscoll                               $1-$10,000                      Over $100,000
Keith R. Fox                                         None                         Over $100,000
Kenneth C. Froewiss                                  None                         Over $100,000
Martin J. Gruber                                     None                         Over $100,000
Richard J. Herring                                   None                         Over $100,000
Graham E. Jones                                      None                         Over $100,000
Rebecca W. Rimel                                     None                         Over $100,000
Philip Saunders, Jr.                                 None                         Over $100,000
William N. Searcy, Jr.                               None                         Over $100,000
Jean Gleason Stromberg                               None                         Over $100,000
Carl W. Vogt                                         None                         Over $100,000



                                       50

                                                                              Aggregate Dollar Range of
                                               Dollar Range of                        Ownership
                                             Beneficial Ownership              in all Funds Overseen by
                                           in DWS Cash Investment                    Board Member
Board Member                                        Trust                       in the Fund Complex(2)
------------                                        -----                       ----------------------

Interested Board Member:

Axel Schwarzer                                       None                                 None(3)

(1) The amount shown includes share equivalents of funds which the Board Member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

(2) Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Board Member's economic interest is tied to the securities, employment ownership and securities when the Board Member can exert voting power and when the Board Member has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
         $100,000.

(3) Mr. Schwarzer joined the US Mutual Funds business of Deutsche Asset Management in 2005.

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Board Members and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                                   Value of        Percent of
                                   Owner and                                     Securities on     Class on an
Independent                     Relationship to                     Title of     an Aggregate       Aggregate
Board Member                      Board Member         Company        Class          Basis            Basis
------------                      ------------         -------        -----          -----            -----

Henry P. Becton, Jr.
Dawn-Marie Driscoll
Keith R. Fox
Kenneth C. Froewiss
Martin J. Gruber
Richard J. Herring
Graham E. Jones
Rebecca W. Rimel
Philip Saunders, Jr.
William N. Searcy, Jr.
Jean Gleason Stromberg
Carl W. Vogt

Securities Beneficially Owned

As of September 18, 2006, the Board Members and officers of the Trust owned, as a group, less than 1% of the outstanding shares of the Fund.

To the best of the Fund's knowledge, as of September 18, 2006, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

As of September 18, 2006, 4,091,389.45 shares in the aggregate, or 8.80% of the outstanding shares of DWS Cash Investment Trust Fund, C Class were held in the name of RJD PSPT P/S Plan, Richard Depaul Trustee, FBO RJD PSPT, Rocky River, OH 44116-1815, who may be deemed as the beneficial owner of certain of these shares.

Agreement to Indemnify Independent Directors/Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, each Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, the Funds' investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, each Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds' Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by each Fund's investment advisor will survive the termination of the investment management agreements between the applicable investment advisor and the Funds.

                               TRUST ORGANIZATION


The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of the Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, Class A, Class B, Class C and Class S Shares are offered.

The Trust is a Massachusetts business trust organized under the laws of Massachusetts and is governed by an Amended and Restated Declaration of Trust that was approved by shareholders in the second quarter of 2006, as may be further amended from time to time (the "Declaration of Trust"). All shares issued and outstanding are fully paid and non-assessable, transferable, have no preemptive or conversion rights (except as may be determined by the Board of Trustees) and are redeemable as described in the SAI and the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the termination of the Trust or a Fund; (c) an amendment of the Declaration of Trust; (d) to the same extent as stockholders of Massachusetts business corporation as to whether or not a court action, proceeding or claims should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; (e) a merger, consolidation or sale of assets; (f) the adoption of an investment advisory or management contract; (g) the incorporation of the Trust or any series; (h) any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act; and (i) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Fund, or any registration of a Fund with the SEC, or as the Trustees may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

The Declaration of Trust provides that shareholder meeting quorum requirements shall be established in the Trust's By-laws. The By-laws currently in effect provide that the presence in person or by proxy of the holders of thirty percent of the shares entitled to vote at a meeting (or of an individual series or class if required to vote separately) shall constitute a quorum for the transaction of business at meetings of shareholders of the Trust.

On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the Trust's By-Laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and
(b) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.

The Declaration of Trust provides that the Board of Trustees may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Trustees, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including
(a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity, (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares, (e) if the Board of Trustees determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders, (f) when a Fund is requested or compelled to do so by governmental authority or applicable law and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Trust. The Declaration of Trust also authorizes the Board of Trustees to terminate a Fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.

Upon the termination of the Trust or any series, after paying or adequately providing for the payment of all liabilities which may include the establishment of a liquidating trust or similar vehicle, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining Trust property or property of the series, in cash or in kind or partly each, to the shareholders of the Trust or the series involved, ratably according to the number of shares of the Trust or such series held by the several shareholders of the Trust or such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of a series involved, provided that any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. The composition of any such distribution (e.g., cash, securities or other assets) shall be determined by the Trust in its sole discretion, and may be different among shareholders (including differences among shareholders in the same series or class).

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund may be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.




Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.


o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.


o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at www.dws-scudder.com (click on "proxy voting" at the bottom of the page).


                             ADDITIONAL INFORMATION

Internet Access


World Wide Web Site -- The address of the DWS Funds site is www.dws-scudder.com.

These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the DWS Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.

Account Access -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. DWS Fund shareholders can view a snapshot of current holdings, review account activity and move assets between DWS Fund accounts.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between DWS Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new DWS Fund accounts.

The net asset values of most DWS funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "DWS Funds," and in other leading newspapers throughout the country. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling 1-800-621-1048.

Certain DWS funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-621-1048.

Detailed information on any DWS Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service requirements, may be obtained by contacting DeAM Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103
or by calling toll free, 1-800-621-1048. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax Advisor with respect to the suitability requirements and tax aspects thereof.


Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA. None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Shareholder Indemnification

The Fund is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of that trust. The Declarations of Trust of the Fund contain an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Fund. The Declarations of Trust also provide for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information


The CUSIP number of DWS Cash Investment Trust, Class A is 233375104.

The CUSIP number of DWS Cash Investment Trust, Class B is 233375203.

The CUSIP number of DWS Cash Investment Trust, Class C is 233375302.


On August 10, 1998, the Board of Trustees changed the fiscal year end for the Fund from June 30 to May 31.

The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statements which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements for further information with respect to the Fund and the securities offered hereby. These Registration Statements are available for inspection by the public at the offices of the SEC in Washington, D.C.



                              FINANCIAL STATEMENTS


The financial statements, including the portfolio of investments, of the Fund, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2006 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings

AAA. Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3.  Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                            DWS Cash Investment Trust

                             DWS Tax-Free Money Fund

                          DWS U.S. Treasury Money Fund


                                     Class S















                       STATEMENT OF ADDITIONAL INFORMATION


                                 October 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Funds, dated October 1, 2006, as amended from time to time, a copy of which may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1148 or from the firm from which this Statement of Additional Information was obtained. It is also available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

The Annual Reports to Shareholders of each Fund, dated May 31, 2006, accompany this Statement of Additional Information and are incorporated by reference into and are hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................2
   Portfolio Holdings Information............................................20

MANAGEMENT OF THE FUNDS......................................................21
   Investment Advisor........................................................21


PORTFOLIO TRANSACTIONS.......................................................27
   Underwriter...............................................................32

SERVICE PROVIDERS............................................................33
   Independent Registered Public Accounting Firm and Reports to Shareholders.33
   Legal Counsel.............................................................33
   Fund Accounting Agent.....................................................33
   Custodian.................................................................34
   Transfer Agent............................................................34
   Retirement Service Provider...............................................35

PURCHASE AND REDEMPTION OF SHARES............................................35

TAXES........................................................................48

NET ASSET VALUE..............................................................51

TRUSTEES AND OFFICERS........................................................52

TRUST ORGANIZATION...........................................................68

PROXY VOTING GUIDELINES......................................................70

ADDITIONAL INFORMATION.......................................................72

FINANCIAL STATEMENTS.........................................................73

APPENDIX.....................................................................75

                             INVESTMENT RESTRICTIONS

Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional
Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund's objective will be met.


DWS Tax-Free Money Fund ("DTFMF" or "Tax-Free Money"), DWS U.S. Treasury Money Fund ("Treasury Fund") and DWS Cash Investment Trust ("CIT" or "Cash Investment Trust") have each elected to be classified as a diversified open-end investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.


As a matter of fundamental policy, each Fund will not:

1. borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


3. (Tax-Free Money and Treasury Fund) concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time; (CIT) concentrate its investments in any particular industry (excluding US Government Obligations), as that term is used in the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time; except that the Fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions.



4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;


6. purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time; or


7. make loans except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

In addition, as a matter of fundamental policy, Tax-Free Money will:

1. have at least 80% of its net assets, plus the amount of borrowings for investment purposes, invested in short-term municipal securities during periods of normal market conditions.

In addition, although not a matter of fundamental policy (these policies may be changed by the Board of Trustees without shareholder approval), CIT, Treasury Fund and Tax-Free Money do not currently intend to:


1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

2. lend portfolio securities in an amount greater than 5% of its total assets.

3. acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Treasury Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

                       INVESTMENT POLICIES AND TECHNIQUES


Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") is the investment advisor for each Fund. CIT, Treasury Fund and Tax-Free Money are sometimes jointly referred to herein as the "Funds" or "DWS Money Market Funds." On or about September 11, 2000, for CIT and Tax-Free Money, and October 2, 2000 for Treasury Fund, each fund offered two classes of shares to provide investors with different purchase options. Each class has its own important features and policies. In addition, as of the dates noted above, all existing shares of CIT, Tax-Free Money and Treasury Fund were redesignated as Class S shares of the respective Fund.

DWS CASH INVESTMENT TRUST

CIT is a diversified open-end management investment company. CIT's investment objectives are to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. CIT seeks to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Fund will be able to do so. CIT's management seeks to improve investment income by keeping money at work in what it considers to be the most attractive short-term debt investments consistent with the Fund's objectives of maintaining the stability and liquidity of capital. There is no assurance that CIT's investment objectives will be achieved. Unless otherwise stated, the investment objectives and policies of CIT are nonfundamental and may be changed by the Board of Trustees ("Trustees") without a vote of the outstanding voting securities of the Fund. All of the securities in which CIT may invest are US dollar-denominated. Shares of the Fund are not insured or guaranteed by an agency of the US Government. Because the Fund concentrates its investments in obligations of banks and other financial institutions, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in obligations of banks and other financial institutions.

The Fund may invest in short-term securities consisting of obligations issued or guaranteed by the US Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; obligations of savings and loan institutions. The Fund will invest more than 25% of the current value of its total assets in the obligations of banks and other financial institutions (including bank obligations subject to repurchase agreements).

CIT may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations and obligations of trusts, finance companies and other entities, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities. Securities and instruments in which the Fund may invest may be issued by the US Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

In addition, CIT may invest in repurchase agreements and securities with put features. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described below. The Fund may also hold cash.

Investments in municipal securities will be limited to those which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest rating categories for municipal obligations -- Aaa and Aa, or within Moody's short-term municipal obligations top rating categories of MIG 1 and MIG 2 -- or are rated at the time of purchase by Standard & Poor's Ratings Services ("S&P") within S&P's two highest rating categories for municipal obligations AAA/AA and SP-1+/SP-1, or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest rating categories for municipal obligations -- AAA/AA or within Fitch's highest short-term rating categories of F-1 and F-2, all in such proportions as management will determine. CIT also may invest in securities rated within the two highest rating categories by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. CIT may also invest in municipal securities which are unrated if, in the opinion of the Advisor, such securities possess creditworthiness comparable to those rated securities in which the Fund may invest.


For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity. All of the securities in which the Fund may invest are US dollar-denominated.


Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), foreign banks and their branches and smaller banks as described below. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank. Further, foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks.

CIT may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.


Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.


Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by CIT will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.


Eurodollar Obligations. Eurodollar bank obligations are US dollar-denominated certificates of deposit and time deposits issued outside the US capital markets by foreign branches of US banks and US branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.


Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by CIT will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

Participation Interests. CIT may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by US Government securities, or, in the case of an unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security.


Asset-Backed Securities. Asset backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.


DWS TAX-FREE MONEY FUND

DWS Tax-Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. The Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high quality short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Advisor. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.


The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Fund will be able to do so. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's (Aaa and Aa, MIG 1 and MIG 2, and P1 and

P-2), S&P (AAA and AA, SP1+ and SP1, A1+ and A1 and A-2) and Fitch (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Advisor, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are US dollar-denominated and must meet credit standards applied by the Advisor pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Advisor will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

The Fund may invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid or restricted securities.

Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation securities, which are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest, and revenue securities, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, US Treasury obligations, US Government obligations, money market instruments and repurchase agreements. The Fund may invest up to 25% of its net assets in municipal trust receipts, or MTRs.

The Fund may invest more than 25% of its total assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% of net assets limitation on investing in securities whose investment income is subject to the alternative minimum tax ("AMT" bonds) and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry. The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation.

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's net assets will normally be invested in short-term municipal securities.

Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its net assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments or may otherwise vary from its investment policies during periods when the Advisor determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. In fiscal year 2005, all the Fund's dividends were exempt from regular federal income taxes. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, participation interests and when-issued or forward delivery securities.

The Fund expects that it will not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or more than 25% of its total assets in municipal securities the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. The Fund may invest more than 25% of its total assets in municipal securities of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other US Government guaranteed securities; or industrial development and pollution control bonds. The Fund does not intend to invest more than 25% in municipal bonds which are tied to the completion of projects. There could be economic, business or political developments, which might affect all municipal securities of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal securities rather than factors affecting all, or broad classes of, municipal securities.


Stand-by Commitments. DTFMF may engage in stand-by commitments. DTFMF has received an order from the Securities and Exchange Commission (the "SEC") which will enable it to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the same-day payments of redemption proceeds in federal funds) through the acquisition of "Stand-by commitments." A stand-by commitment is a right acquired by a Fund, when it purchases a municipal security from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at that Fund's option, at a specified price. Stand-by commitments are also known as "puts." DTFMF's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity. The acquisition of or the power to exercise a stand-by commitment will not affect the valuation or maturity of DTFMF's underlying portfolio, which will be valued in accordance with the order of the SEC. The exercise by the Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by DTFMF will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal securities purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the stand-by commitment) of the municipal securities which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Since DSTFMF values municipal securities on an amortized cost basis, the amount receivable upon exercise of a stand-by commitment will be substantially the same as the value assigned by the Fund to the underlying securities. Moreover, while there is little risk of an event occurring which would make amortized cost valuation of its portfolio securities inappropriate, if such condition developed, the securities may, in the discretion of the Trustees, be valued on the basis of available market information and held to maturity. The Fund expects to refrain from exercising a stand-by commitment in the event that the amount receivable upon exercise of the stand-by commitment is significantly greater than the then-current market value of the underlying municipal securities in order to avoid imposing a loss on a seller and thus jeopardizing the Fund's business relationship with that seller.


The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by the Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of total assets of the Fund calculated immediately after any stand-by commitment is acquired.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. When the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. In addition, for purposes of complying with the condition of the SEC's amortized cost rule that the dollar-weighted average maturity of its portfolio shall not exceed 90 days, the maturity of a portfolio security of the Fund shall not be considered shortened or otherwise affected by any stand-by commitment to which such security is subject.

The Advisor understands that the Internal Revenue Service ("IRS") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it owns any municipal obligations acquired subject to a stand-by commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that stand-by commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.


Participation Interests. DTFMF may purchase from banks participation interests in all or part of specific holdings of municipal securities. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the issuer of the municipal security does not meet the quality standards of DTFMF, the credit of the selling bank will. DTFMF has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal security plus accrued interest, but only (1) as required to provide liquidity to the Fund, (2) to maintain a high quality investment portfolio or (3) upon a default under the terms of the municipal security. The selling bank may receive a fee from DTFMF in connection with the arrangement. DTFMF will not purchase participation interests unless it receives an opinion of bond counsel, counsel for the issuers of such participations, or counsel selected by the Advisor, that the interest from such participations is exempt from regular federal income tax and state income tax.

DWS U.S. TREASURY MONEY FUND

DWS U.S. Treasury Money Fund is a diversified open-end management investment company. Treasury Fund's investment objective is to seek current income consistent with safety, liquidity and stability of capital. It does this by investing, under normal circumstances, at least 80% of total assets in short-term US Treasury securities or in repurchase agreements backed by these securities. The Fund seeks to maintain a constant net asset value of $1.00 and declares dividends daily. There can be no assurance that the Fund's objectives will be met.


The Fund seeks to achieve its objective by investing in short-term US Government securities and repurchase agreements. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Fund will be able to do so. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes. The Fund's price stability makes it so that it may be suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk. The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the US Government (as to payment of both principal and interest) and repurchase agreements backed fully by US Treasury obligations. The Fund invests without limitation in short-term securities consisting of US Treasury notes, bonds, bills and in other securities issued or guaranteed by the US Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by US Treasury obligations. At least 80% of the Fund's total assets will be invested in either US Treasury securities or in repurchase agreements collateralized by US Treasury obligations. All of the securities in which the Fund may invest are US dollar-denominated. The Fund may also invest in when-issued securities whose market value may involve an unrealized gain or loss prior to settlement. In addition, the Fund may invest in illiquid securities subject to certain limitations.

The Fund invests in US Government securities whose interest is generally exempt from state and local income taxes; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund, to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of distributions received from the Fund which is attributable to interest from US Government securities. Income earned by the Fund from US Treasury-backed repurchase agreements generally is not exempt from state and local tax.

Investment Techniques of the Funds

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Fund's portfolio assets. The
Advisor may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Funds, but, to the extent employed, could from time to time have a material impact on a Fund's performance. It is possible that certain investment practices and techniques described below may not be permissible for a fund based on its investment restrictions, as described herein, and in the Funds' applicable prospectus.

Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which the funds invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on US Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the US Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of US Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, a Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by a fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While each Fund's Board of Trustees does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

As a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Certificates of Participation. Each Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that a Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. Each Fund's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by each Fund's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, each Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.


Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by CIT will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

Concentration. Cash Investment Trust "concentrates," for purposes of the 1940 Act, its assets in securities related to a particular industry (i.e., banks and other financial institutions), which means that at least 25% of its total assets will be invested in obligations of banks and other financial institutions at all times.


Funding Agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time to the insurance company prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. Funding agreements are considered "illiquid" securities and will count towards a fund's limit on investing in illiquid securities.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. Each Fund's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers, or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Advisor will monitor the liquidity of such restricted securities subject to the supervision of each Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Interfund Borrowing and Lending Program. The Funds have received exemptive relief from the SEC, which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of the fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a Rule of the Securities and Exchange Commission, each Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that Rule, each Fund's Board has approved policies established by the Funds' Advisor reasonably calculated to prevent each Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and each Fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by a Fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a fund's investments, each Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. Each fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the fund may not make more than one such investment at any time during such period. Each Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by a Fund. Further, a Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by a Fund.

The assets of a Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government Securities," as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The portfolio of each Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a Fund will vary according to the management's appraisal of money market conditions. Each Fund will invest only in securities determined by or under the direction of the Board to be of high quality with minimal credit risks.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenue such as income, sales, use and business taxes. Bond Anticipation Notes are sold to provide interim financing and Construction Loan Notes are sold to provide construction financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. After the projects are successfully completed and accepted, many projects receive permanent financing through the FHA under Fannie Mae or GNMA. There are, of course, a number of other types of notes issued for different purposes and secured differently than those described above.

Municipal  bonds,  which  meet  longer-term  capital  needs and  generally  have
maturities   of  more   than  one  year   when   issued,   have  two   principal
classifications: "general obligation" bonds and "revenue" bonds.

Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Some issues of municipal bonds are payable from United States Treasury bonds and notes held in escrow by a trustee, frequently a commercial bank. The interest and principal on these US Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.

Securities purchased for a Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder ("demand obligations"). Demand obligations are considered for the Fund's purposes to mature at the demand date.

There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Fund. Thus, such an issue may not be said to be publicly offered. Unlike the equity securities of operating companies or mutual funds which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal securities, whether publicly or privately offered, may nevertheless be readily marketable. A secondary market exists for municipal securities which have been publicly offered as well as securities which have not been publicly offered initially but which may nevertheless be readily marketable. Municipal securities purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its recorded value. The Funds believe that the quality standards applicable to their investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

For the purpose of a Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Advisor on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A Fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a Fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular Fund. A Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a Fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to the Fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for the Fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

A Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest.


Municipal Trust Receipts. DTFMF may invest up to 25% of its net assets in municipal trust receipts, or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The Fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. The Fund expects to invest in MTRs for which a legal opinion has been given to the effect that the income from an MTR is tax exempt to the same extent as the underlying bond, although it is possible that the Internal Revenue Service (the "IRS") will take a different position and there is a risk that the interest paid on such MTRs would be deemed taxable.


Portfolio Turnover. The Funds may sell portfolio securities to take advantage of investment opportunities arising from changing market levels or yield relationships. Even if such transactions involve additional costs in the form of spreads, they will be undertaken in an effort to improve a Fund's overall investment return, consistent with its objectives.

Repurchase Agreements. Each Fund may invest in repurchase agreements, which are instruments under which each Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a Fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

A repurchase agreement provides a means for a Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security (Obligation) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Fund has not perfected an interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price.
However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, a Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers who make a market in the

Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a Fund's Board, if a particular investment in
Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities with Put Rights. Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the 1940 Act, and with commercial banks.

The right of each Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although each Fund may sell the underlying securities to a third party at any time. If necessary and advisable, each Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). Each Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Advisor, present minimal credit risks. The ability of each Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Funds might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Funds of the underlying security. The actual put will be valued at zero in determining net asset value of each Fund. Where the Funds pay directly or indirectly for a put, its cost will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases the potential for unrealized or realized gain is reduced by the cost of the put.

Third Party Puts. Each fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. Each fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the fund will be that of holding such a long-term bond and the weighted average maturity of a fund's portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the fund, the fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund's portfolio in a manner designed to minimize any adverse impact from these investments.

US   Government   Securities.   There   are   two   broad   categories   of   US
Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then-current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the US Government Securities in a fund's portfolio does not guarantee the net asset value of the shares of the fund. There are market risks inherent in all investments in securities. Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain
Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the fund and may even result in losses to the fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average portfolio maturity. As a result, the fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A fund may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Variable Rate Demand Instruments. Each fund may purchase variable rate demand instruments, which are obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The fund generally intends to exercise the demand only (1) upon a default under the terms of the obligation, (2) as needed to provide liquidity to the fund, (3) to maintain a high quality investment portfolio or (4) to maximize a fund's yield. A bank that issues a repurchase commitment may receive a fee from a fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable rate demand instruments that a fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The fund will determine the variable rate demand instruments that they will purchase in accordance with procedures designed to minimize credit risks.

The Advisor may determine that an unrated variable rate demand instrument meets a fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the fund. The Advisor will reevaluate each unrated variable rate demand instrument held by the fund on a quarterly basis to determine that it continues to meet the fund's quality criteria.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. A fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

The maturity of the variable rate demand instruments held by a fund will ordinarily be deemed to be the longer of (1) the notice period required before the fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

When-Issued Securities. A fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to a fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, a fund will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by a fund, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income, a fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of a fund's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

A fund will make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities, but a fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

Investment in Other Investment Companies. In accordance with applicable law, each Fund may invest its assets in other money market funds with comparable investment objectives. In general, a Fund may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). As a shareholder of another money market fund, a Fund would bear, along with other shareholders, its prorata portion of the other money market fund's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that Fund bears directly (and the Fund bears indirectly on a prorata basis) in connection with its own operations.


Portfolio Holdings Information

In addition to the public disclosure of fund portfolio holdings through required Securities and Exchange Commission ("SEC") quarterly filings, the fund may make its portfolio holdings information publicly available on the DWS Funds Web site as described in each Fund's prospectus. Each Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

Each Fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to a Fund who require access to this information to fulfill their duties to a Fund, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions, or to other entities if a fund has a legitimate business purpose in providing the information, subject to the requirements described below.

Prior to any disclosure of a Fund's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by a Fund's Trustees must make a good faith determination in light of the facts then known that a Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a Fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to a Fund's Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about each Fund and information derived therefrom, including, but not limited to, how each Fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as a Fund's holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor a Fund's Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to a fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of a Fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of a Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that a Fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect a Fund from the potential misuse of portfolio holdings information by those in possession of that information.



                             MANAGEMENT OF THE FUNDS

Investment Advisor

On April 5, 2002, 100% of Zurich Scudder Investments, Inc., not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG. and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management ("DeAM"), is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, DeIM makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. The Advisor manages each Fund's daily investment and business affairs subject to the policies established by each Trust's Board of Trustees. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. The term "DWS Scudder" is the designation given to the products and services provided by DeIM and its affiliates to the DWS Mutual Funds.


Pursuant to an investment management agreement with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Funds if elected to such positions.


The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.


The Board and the shareholders recently approved an amended and restated investment management agreement (the "Investment Management Agreement") for each Fund. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of each Fund. In addition to the investment management of the assets of each Fund, the Advisor determines the investments to be made for each Fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Fund's policies as stated in its Prospectus and SAI, or as adopted by eachFund's Board. The Advisor will also monitor, to the extent not monitored by each Fund's administrator or other agent, each Fund's compliance with its investment and tax guidelines and other compliance policies.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor provides assistance to each Fund's Board in valuing the securities and other instruments held by eachFund, to the extent reasonably required by valuation policies and procedures that may be adopted by eachFund.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by each Fund's Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board members, officers, and executive employees of each Fund, including each Fund's share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that a Fund is generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses, including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by a Fund, a Fund's custodian, or other agents of a Fund; taxes and governmental fees; fees and expenses of a Fund's accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars; payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of a Fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of a Fund's business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Agreement to a subadvisor, subject to a majority vote of the Board of a Fund, including a majority of the Board who are not interested persons of a Fund, and, if required by applicable law, subject to a majority vote of a Fund's shareholders.

The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of a Fund on 60 days' written notice.

Effective June 1, 2006, for all services provided under the Investment Management Agreement, each Fund pays the Advisor a fee, computed daily and paid monthly, at the annual rate as a percentage of net assets shown below:


DWS Cash Investment Trust                  0.315% to $250 million
                                           0.295% next $750 million
                                           0.265% next $1.5 billion
                                           0.235% next $2.5 billion
                                           0.215% next $2.5 billion
                                           0.195% next $2.5 billion
                                           0.175% next $2.5 billion
                                           0.165% thereafter

DWS Tax Free Money Fund                    0.415% to $500 million
                                           0.395% thereafter

DWS U.S. Treasury Money Fund               0.315% to $500 million
                                           0.300% next $500 million
                                           0.285% thereafter

In addition, the Board and shareholders recently approved a new subadvisor approval policy for the Funds (the "Subadvisor Approval Policy"). The Subadvisor Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of its independent board members, to appoint and replace subadvisors and to amend sub-advisory contracts without obtaining shareholder approval. Under the Subadvisor Approval Policy, the Board, including its independent board members, will continue to evaluate and approve all new sub-advisory contracts between the Advisor and any subadvisor, as well as all changes to any existing sub-advisory contract. The Funds cannot implement the Subadvisor Approval Policy without the SEC either adopting revisions to current rules (as it proposed to do in October 2003) or granting the Funds exemptive relief from existing rules. The Funds and the Advisor would be subject to certain conditions imposed by the SEC (and certain conditions that may be imposed in the future within either exemptive relief or a rule) to ensure that the interests of the Funds and their shareholders are adequately protected whenever the Advisor acts under the Subadvisor Approval Policy, including any shareholder notice requirements.

Effective September 16, 2005 through June 1, 2006, DWS Cash Investment Trust pays a monthly investment management fee, based on the average daily net assets of the fund, computed and accrued daily and payable monthly, at 1/12 of the annual rates shown below:


    Average Daily Net Assets                DWS Cash Investment Trust
    ------------------------                -------------------------

        0 - $250 million                                0.400%
        Next $750 million                               0.380%
        Next $1.5 billion                               0.350%
        Next $2.5 billion                               0.320%
        Next $2.5 billion                               0.300%
        Next $2.5 billion                               0.280%
        Next $2.5 billion                               0.260%
       Over $12.5 billion                               0.250%


The investment management fee for each Fund is payable monthly, provided that each Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of each Fund and unpaid.

Prior to June 1, 2006, the investment management fee rates were payable monthly at the annual rate shown below:

    Average Daily Net Assets                   DWS Tax-Free Money Fund
    ------------------------                   -----------------------

        $0 - $500 million                                 0.50%
        over $500 million                                 0.48%

    Average Daily Net Assets                 DWS U.S. Treasury Money Fund
    ------------------------                 ----------------------------

        $0 - $500 million                                 0.40%
 over $500 million - $1 billion                           0.385%
         over $1 billion                                  0.37%

The advisory fees paid by each Fund for its last three fiscal years are shown in the table below.

Fund                           Fiscal 2006       Fiscal 2005       Fiscal 2004
----                           -----------       -----------       -----------


DWS Cash Investment Trust      $3,301,939        $3,394,203        $3,920,391

DWS Tax-Free Money Fund        $1,019,411        $1,080,528        $1,252,484

DWS U.S. Treasury Money Fund    $760,866          $849,804         $1,096,960

Through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Funds' operating expenses at ratios no higher than 0.73% for Class S shares of CIT, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

Through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Funds to the extent necessary to maintain the Funds' operating expenses at ratios no higher than 0.70% for Class S shares of Tax Free Money and 0.65% for Class S shares of Treasury Fund, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.


The Advisor may enter into arrangements with affiliates and third-party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

                             PORTFOLIO TRANSACTIONS


The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Fund is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Fund to their customers. However, the Advisor does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the fund making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates may act as a broker for the Fund and receive brokerage commissions or other transaction-related compensation from the Fund in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Fund's Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices.



Code of Ethics

The Funds, the Advisor and the Funds' principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Trustees, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Administrative Agreement


From September 11, 2000 for CIT and Tax-Free Money Fund, and from October 2, 2000 for Treasury Fund until March 31, 2004, each Fund operated under an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with a Fund, as described above) in exchange for the payment by a Fund of an administrative services fee (the "Administrative Fee") of 0.40% for CIT, 0.15% for Tax-Free Money Fund, 0.40% for Treasury Fund of average daily net assets of each Fund. The Administrative Agreement between the Advisor and the Fund terminated on March 31, 2004 and effective April 1, 2004, the Funds directly bear the cost of those expenses formerly covered under the Administrative Agreement.

In accordance with each Fund's Administrative Agreement, the Administrative Fees charged Class S for the most recent fiscal year were as follows:

  Fund Name                         Year             Class S
  ---------                         ----             -------

  CIT                              2004*             2,224,453

  Tax-Free Money Fund              2004*               236,324

  Treasury Fund                    2004*               888,159



* For the period June 1, 2003 through March 31, 2004 (termination of the Administrative Agreement).

With the termination of the Administrative Agreement, certain expenses that were borne by the Advisor under the Administrative Agreement, such as transfer agent and custodian fees, are now borne directly by the shareholders.

Each Fund recently entered into a new administrative services agreement with the Advisor (the "Administrative Services Agreement"), pursuant to which the Advisor provides administrative services to a Fund including, among others, providing a Fund with personnel, preparing and making required filings on behalf of a Fund, maintaining books and records for a Fund, and monitoring the valuation of Fund securities. For all services provided under the Administrative Services Agreement, a Fund pays the Advisor a fee, computed daily and paid monthly, of 0.100% of a Fund's average daily net assets.

Under the Administrative Services Agreement, the Advisor is obligated on a continuous basis to provide such administrative services as the Board of a Fund reasonably deems necessary for the proper administration of a Fund. The Advisor provides a Fund with personnel; arranges for the preparation and filing of a Fund's tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to a Fund's prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains a Fund's records; provides a Fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of a Fund; assists in the resolution of accounting issues that may arise with respect to a Fund; establishes and monitors a Fund's operating expense budgets; reviews and processes a Fund's bills; assists in determining the amount of dividends and distributions available to be paid by a Fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Advisor also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Advisor will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Pursuant to an agreement between the Administrator and State Street Bank and Trust Company ("SSB"), the Administrator has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Administrator, not by the Funds.




Underwriter


Effective September 30, 2002, each Trust has an underwriting agreement with DWS Scudder Distributors, Inc. ("DWS-SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that DWS-SDI shall appoint various firms to provide cash management services for their customers or clients through a Fund. Each Trust's underwriting agreement was approved by the Trustees on September 30, 2005 and will remain in effect until September 30, 2006.


Under each underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

The Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

Although each Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, a Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.



DWS Scudder Distributors, Inc., each Fund's distributor, has adopted an Incentive Plan (the "Plan") covering wholesalers that are regional vice presidents ("DWS Scudder Wholesalers"). Generally, DWS Scudder Wholesalers market shares of the DWS funds to your financial advisor, who in turn may recommend that you purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with a quarterly strategic bonus component. Under the Plan, DWS Scudder Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product category of the fund. Each fund is assigned to one of three product categories--"Core," "Satellite" or "Non-Core/Satellite"-taking into consideration, among other things, the following criteria, where applicable:

o        The fund's 3 year performance;
o        The fund's Morningstar rating;
o        Market size for the fund category;
o        The fund's size, including sales and redemptions of the fund's shares;
o        The length of time the fund's  Portfolio  Manager has managed the fund;
         and
o        The fund's consistency with DWS Scudder's branding.

This information and other factors are presented to a committee comprised of representatives from various groups within DWS Scudder, who review on a quarterly basis the funds assigned to each product category described above, and make any changes to those assignments at that time. No one factor, whether positive or negative, determines a fund's placement in a given category; all these factors together are considered, and the designation of funds in the Core and Satellite categories represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its category assignment. These category assignments will be posted quarterly to the DWS fund website at www.dws-scudder.com, approximately one month after the end of each quarter. DWS Scudder Wholesalers will receive the highest compensation for Core funds, less for Satellite funds and the lowest for Non-Core/Satellite funds.

In the normal course of business, DWS Scudder will from time to time introduce new funds into the DWS family of funds. As a general rule, all new funds will be placed in a New Fund compensation category for a minimum period of four consecutive quarters, and DWS Scudder Wholesalers will be paid at a rate that is equivalent to that of the Core Fund category. After that four quarter period, each fund in the New Fund category will be reviewed by the committee and either assigned to one of the three categories or continued as a New Fund at that time.

The prospect of receiving, or the receipt of, additional compensation by a DWS Scudder Wholesaler under the Plan may provide an incentive to favor marketing the Core or Satellite funds over the Non-Core/Satellite funds. The Plan, however, will not change the price that you pay for shares of the fund. The DWS Scudder Compliance Department monitors DWS Scudder Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product category of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.




                                SERVICE PROVIDERS

Independent Registered Public Accounting Firm and Reports to Shareholders

The financial highlights of each Fund included in each Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, 125 High Street, Boston, MA 02110-2624, , independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP, audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Ropes and Gray LLP, One International Place, Boston, MA 02110 serves as legal counsel for each Fund and the Independent Trustees of each Fund.

Fund Accounting Agent


Prior to June 1, 2006, DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Advisor, was responsible for determining the daily net asset value per share of each Fund and maintaining portfolio and general accounting records. Effective June 1, 2006,

Pursuant to a sub-accounting and sub-administration agreement among the Advisor, DWS-SFAC and State Street Bank and Trust Company ("SSB"), DWS-SFAC and the Advisor had delegated certain administrative and fund accounting functions to SSB under the investment management agreement and the fund accounting agreement, respectively. The costs and expenses of such delegation are borne by the Advisor and DWS-SFAC, not by the Funds.

Each Fund paid DWS-SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of such assets in excess of $150 million, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

From September 11, 2000 for CIT and Tax Free Money and from October 2, 2000 for Treasury through March 31, 2004, these fees were paid by the Advisor pursuant to the Administrative Agreement. For the period April 1, 2004 through May 31, 2004, the amount charged to the Funds by DWS-SFAC for accounting services aggregated $18,849, $9,577 and $9,943 for CIT, Treasury Fund, and Tax-Free Money, respectively. For the fiscal year ended May 31, 2005, the amount charged to the Funds by DWS-SFAC for accounting services aggregated $74,906, $46,830 and $43,756 for CIT, Treasury Fund and Tax-Free Money, respectively. For the fiscal year ended May 31, 2006, the amount charged to the Funds by DWS-SFAC for accounting services aggregated $83,083, $45,341, and $45,873 for CIT, Treasury Fund and Tax-Free Money, respectively.




Custodian

State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02109, as custodian has custody of all securities and cash of the Funds. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds.

Transfer Agent


DWS Scudder Service Corporation ("DWS-SSC" or the "Transfer Agent"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Advisor, is the transfer and dividend-disbursing agent for the funds. DWS-SSC also serves as shareholder service agent for each Fund and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays DWS-SSC an annual fee of $28.00 for each regular account (including Individual Retirement Accounts), $31.00 for each retirement account (excluding Individual Retirement Accounts; Class S shares only), $4.00 per account, as applicable, for closed retail accounts and $5.00 per account, as applicable, for closed retirement accounts (excluding Individual Retirement Accounts; Class S shares only). From July 31, 2000 through March 31, 2004, DWS-SSC's fees were paid by the Advisor pursuant to the Administrative Agreement.

For the fiscal years ended May 31, 2004, 2005 and 2006, the amounts charged CIT by DWS-SSC aggregated $502,552 (of which $255,925 was waived), $2,369,387 (of which $867,495 was waived) and $2,675,583 (of which $897,784 was waived), respectively. For the fiscal years ended May 31, 2004, 2005 and 2006, the amounts charged Treasury Fund by DWS-SSC aggregated $110,410 (of which $60,047 was waived), $491,806 (of which $179,433 was waived) and $446,598 (of which $233,601 was waived), respectively. For the fiscal years ended May 31, 2004, 2005 and 2006, the amounts charged Tax-Free Money Fund by DWS-SSC aggregated $38,918 (of which $12,456 was waived), $212,515 (of which $59,530 was waived)
and $201,191 (of which $68,422 was waived), respectively.

Pursuant to a sub-transfer agency agreement between DWS-SSC and DST Systems, Inc. ("DST"), DWS-SSC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by DWS-SSC, not by each Fund.


A Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

Retirement Service Provider


DWS Trust Company ("DWSTC"), 11 Northeastern Boulevard, Salem, NH 03079, an affiliate of the Advisor, provides services for certain retirement plan accounts in CIT and Treasury Fund. CIT and Treasury Fund each paid DWSTC an annual fee of $31.75 for each account maintained for a participant.



                        PURCHASE AND REDEMPTION OF SHARES

General Information


Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.


A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Additional Minimum Balance Policies. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gifts to Minor Act and Uniform Transfers to Minor Act accounts, the minimum balance is $1,000 for Class S. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $50/month is established. DWS Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

Reductions in value that result solely from market activity will not trigger involuntary redemption. Shareholders with a combined household account balance in any of the DWS Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to automatic redemption.


Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.


Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including different minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, Service Corporation (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of DWS-SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor ("financial institutions"), to accept purchase and redemption orders for the Fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund's behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.


QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 calendar days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Dividend Payment Option. Investors may have dividends and distributions automatically deposited to their predesignated bank account through DWS Scudder's Dividend Payment Option request form. Shareholders whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Dividend Payment Option request form can be obtained by visiting our Web site at: www.dws-scudder.com or calling 1-800-728-3337. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.





Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and DWS-SDI can establish investor accounts in any of the following types of retirement plans:


o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see "Policies You Should Know About" in the Funds' prospectuses.



Each Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates.


Class S shares of a Fund will generally not be available to new investors. Only certain investors are eligible to buy Class S shares, as described in greater detail below.

A.       The following investors may purchase Class S shares of DWS Funds either
         (i) directly from DWS Scudder Distributors, Inc. ("DWS-SDI"), the Fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS Funds as of December 31, 2004.

         1. Existing shareholders of Class S shares of any DWS Fund as of December 31, 2004, and household members residing at the same address.

         2. Shareholders who own Class S shares continuously since December 31, 2004, and household members residing at the same address may open new accounts for Class S shares of any DWS Fund.

         3. Any participant who owns Class S shares of any DWS Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan continuously since December 31, 2004 may open a new individual account for Class S shares of any DWS Fund.

         4. Any participant who owns Class S shares of any DWS Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies to individuals who begin their retirement plan investments with a DWS Fund at any time, including after December 31, 2004.

         5. Existing shareholders of Class AARP shares of any DWS Fund as of July 17, 2006, and household members residing at the same address.

         6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

         7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or DWS-SDI and to the Portfolios of DWS Allocation Series or other fund of funds managed by the Advisor or its affiliates.

         8. Shareholders of Class S of Emerging Markets Equity Fund who became shareholders of the fund in connection with the fund's acquisition of Scudder New Asia Fund, Inc. on April 17, 2006.

         9. Existing shareholders of Class M of any DWS Fund as of August 18, 2006, and household members residing at the same address.

B. The following additional investors may purchase Class S shares of DWS Funds.

         1. Broker-dealers and registered investment advisors ("RIAs") may purchase Class S shares in connection with a comprehensive or "wrap" fee program or other fee based program.

         2.      Any  group  retirement,   employee  stock,  bonus,  pension  or
                 profit-sharing plans.

DWS-SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S through DeAM Investor Services, Inc. by letter, fax, or telephone.

Automatic Investment Plan. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000 for both initial and subsequent investments) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Direct Deposit in the event that any item is unpaid by the shareholder's financial institution.


Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Expedited Purchase Procedures for Existing Shareholders. Shareholders of other DWS funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire by calling 1-800-728-3337 for instructions. The investor must send a duly completed and signed application to the Fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account value may be placed by telephone, fax, etc. by established shareholders (except by DWS Scudder Individual Retirement Account (IRA), DWS Scudder Horizon Plan, DWS Scudder Profit Sharing and DWS Money Purchase Pension Plans, DWS Scudder 401(k) and DWS Scudder 403(b) Plan holders), members of the NASD, and banks.


Wire Transfer of Federal Funds. Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 5:00 p.m. on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 5:00 p.m. In addition, if investors known to a Fund notify the Fund by 5:00 p.m. that they intend to wire federal funds to purchase shares of a Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 5:00 p.m. the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited.

Purchase orders received between 4:00 and 5:00 Eastern time, for effectiveness at the 5:00 Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only investors known to the fund may submit wire purchase orders between 4:00 and 5:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by a Fund, the size of the order submitted, general market conditions, and the availability of investments for a Fund.

Shares of a Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a particular class of a Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

Redemptions

Payment of redemption proceeds may be made in securities upon consent of a redeeming shareholder. The Trust may suspend or postpone redemptions with respect to the Fund as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of a portfolio's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.


A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to DWS-SDI, which firms must promptly submit orders to be effective.


Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders, provided the trustee, executor or guardian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.


Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.


Checkwriting. The Checkwriting Privilege is available for shareholders who previously elected this privilege prior to August 19, 2002. Checks may be used to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, DWS Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.


Exchanges


Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other DWS Funds without imposition of a sales charge, subject to the provisions below.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of DWS Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Cash Reserve Fund, Inc. Prime Series, Cash Reserve Fund, Inc. -- Treasury Series, Cash Reserve Fund, Inc. Tax-Free Series, , Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with DWS-SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or DWS-SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a DWS Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such DWS Fund. Exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.


Dividends

Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

Each Fund intends to declare and distribute monthly substantially all of its net investment income (excluding short-term capital gains) resulting from investment activity. Distributions, if any, of net realized capital gains (short-term and long-term) will normally be made in December, or otherwise as needed.

Any dividends or capital gains distributions declared in December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain distributions in cash and long-term capital gain distributions in shares of the same class at net asset value; or

2.       To receive income and capital gain distributions in cash.


Distributions will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other DWS Funds with multiple classes of shares or DWS Funds as provided in the prospectus. To use this privilege of investing dividends of the Fund in shares of another DWS Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. Each Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.


If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

Redemption by Checkwriting

All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, DWS Scudder Service Corporation and State Street Bank and Trust Company each reserve the right at any time to suspend or terminate the Checkwriting procedure.


The Funds accept Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your fund account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize the fund upon receipt of an ACH debit entry referencing your account number, to redeem fund shares in your account to pay the entry to the third party originating the debit. The fund will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The fund, the fund's transfer agent, the Shareholder Service Agent or any other person or system handling the transaction is not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; the fund will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your fund account should not be initiated or authorized by you in amounts exceeding the value of the shares of the fund then in the account and available for redemption. The fund may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your fund account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by the fund to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be.

If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments. If you have told the fund in advance to make regular payments out of your account, you may stop any of these payments by writing or calling the Shareholder Service Agent at the address and telephone number listed in the next paragraph in time for the Shareholder Service Agent to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, the fund may also require that you put your request in writing so that the fund will receive it within 14 days after you call. If you order the fund to stop one of these payments three (3) business days or more before the transfer is scheduled and the fund does not do so, the fund will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment.

In case of errors or questions about your ACH debit entry transactions please telephone (1-800-728-3337) or write (DWS Scudder Investments Service Company, P.O. Box 219669, Kansas City, MO 64121-9669) the Shareholder Service Agent as soon as possible if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. Our business days are Monday through Friday except holidays. The Shareholder Service Agent must hear from you no later than 60 days after the fund sent you the first fund account statement on which the problem or error appeared. If you do not notify the Shareholder Service Agent within sixty (60) days after the fund sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if the fund or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

When you report a suspected transaction, we will need your name and account number, a description of the error or the transfer you are unsure about, an explanation as to why you believe it is an error or why you need more information and the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed fund shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.

In the event the fund, the fund's named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the fund's agreement with you, the fund may be liable for your losses or damages. The fund will not be liable to you if (i) there are not sufficient funds available in your account to complete the transfer, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, the fund's liability shall not exceed the amount of the transfer in question.

The fund, the fund's named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given the fund written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and the fund reserves the right to suspend, terminate or modify your ability to redeem fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the National Automated Clearing House Association ("NACHA") Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.


Automatic Withdrawal Plan

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


An  Automatic   Withdrawal   Plan  request  form  can  be  obtained  by  calling
1-800-728-3337.


Group or Salary Deduction Plan


An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with DeAM Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, each Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


Each Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.



The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Other Information


If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. None of the Funds impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another DWS fund or portfolio, and including exchanges and redemptions by Checkwriting, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").


Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) the SEC by order permits suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for their shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

The Board of Trustees and the Distributor, each has the right to limit, for any reason, the amount of purchases by and refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time for any reason.

The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt investors a certification of exempt status) will be returned to the investor. Each Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                                      TAXES

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Funds must, among other things:


(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and
         (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);


(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of a Fund's total assets is represented by cash and cash items, US Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund's total assets is invested (x) in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, a Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.


In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.




If a Fund qualifies as a regulated investment company that is accorded special tax treatment, a Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholder in the form of dividends (including distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends").


If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as dividends. Such dividends however would generally be eligible (i) to be treated as "qualified dividend income" in the case of individual and other noncorporate shareholders, and (ii) for the 70% dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.




Each Fund is subject to a nondeductible 4% excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to a Fund during any prior calendar year. Although a Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income and excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.


Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as ordinary income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus might have been included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011.


Transactions in Fund Shares. The sale, exchange or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares of the Fund will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.




In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Tax-Free Money Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. Tax-Free Money Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by a Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which a Fund may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. Tax-Free Money Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax-Free Money Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from federal income taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. Tax-Free Money has not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled are disclosed in a Fund's annual and semi-annual reports to shareholders.

Each Fund does not expect to make any distributions that qualify as qualified dividend income. Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares.

Non-US Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "US person" within the meaning of the Code (a "foreign person") are subject to withholding of US federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a US person,
(x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from US source interest income that would not be subject to US federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should consult their intermediaries with respect to the application of these rules to their account. In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of US federal income tax. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to US federal net income taxation at regular income tax rates.


Investors are advised to consult their own tax advisors with respect to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of the Fund.

                                 NET ASSET VALUE

Each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of a Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of a Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of a Fund's net asset value also may be processed on a confirmed basis in accordance with the procedures established by DWS-SDI.


                              TRUSTEES AND OFFICERS


The following table presents certain information regarding the Board Members of each Trust. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. Because each Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.


Independent Board Members

-----------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (1946) President, Driscoll Associates (consulting firm); Executive Fellow,           88
Chairman since 2004        Center for Business Ethics, Bentley College; formerly, Partner,
Board Member since         Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and
1987                       General Counsel, Filene's (1978-1988). Directorships: Advisory
                           Board, Center for Business Ethics, Bentley College; Trustee,
                           Southwest Florida Community Foundation (charitable organization);
                           Director, DWS Global High Income Fund, Inc. (since October 2005),
                           DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS
                           RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real
                           Estate Fund II, Inc. (since April 2005).  Former Directorships:
                           Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
------------------------------------------------------------------------------------------------------------------

                                       52

------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
------------------------------------------------------------------------------------------------------------------
  Henry P. Becton, Jr.      President, WGBH Educational Foundation. Directorships: Association            86
 (1943)                    of Public Television Stations; Becton Dickinson and Company (medical
 Board Member since        technology company); Belo Corporation (media company); Boston Museum
 1990                      of Science; Public Radio International; DWS Global High Income Fund,
                           Inc. (since October 2005); DWS Global Commodities Stock Fund, Inc.
                           (since October 2005). Former Directorships: American Public
                           Television; Concord Agency; New England Aquarium; Mass. Corporation
                           for Educational Telecommunications; Committee for Economic
                           Development; Public Broadcasting Service
-------------------------------------------------------------------------------------------------------------------
Keith R. Fox (1954)        Managing General Partner, Exeter Capital Partners (a series of                88
Board Member since         private equity funds). Directorships: Progressive Holding
1996                       Corporation (kitchen goods importer and distributor); Cloverleaf
                           Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising), DWS Global High Income
                           Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund,
                           Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since
                           April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April
                           2005)
------------------------------------------------------------------------------------------------------------------
Kenneth C. Froewiss        Clinical Professor of Finance, NYU Stern School of Business                   86
(1945)                     (1997-present); Director, DWS Global High Income Fund, Inc. (since
Board Member since         2001) and DWS Global Commodities Stock Fund, Inc. (since 2004);
2005                       Member, Finance Committee, Association for Asian Studies
                           (2002-present); Director, Mitsui Sumitomo Insurance Group (US)
                           (2004-present); prior thereto, Managing Director, J.P. Morgan
                           (investment banking firm) (until 1996)
------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business,             88
(1937)                     New York University (since September 1965); Director, Japan Equity
Board Member since         Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since
2006                       January 2000), Singapore Fund, Inc. (since January 2000), DWS Global
                           High Income Fund, Inc. (since October 2005), DWS Global Commodities
                           Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund,
                           Inc.  (since  April  2005) and DWS RREEF Real  Estate
Fund II, Inc.
                           (since April 2005). Formerly, Trustee, TIAA (pension funds) (January
                           1996-January 2000); Trustee, CREF and CREF Mutual Funds (January
                           2000-March 2005); Chairman, CREF and CREF Mutual Funds (February
                           2004-March 2005); and Director, S.G. Cowen Mutual Funds (January
                           1985-January 2001)
---------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor,                 88
(1946)                     Finance Department, The Wharton School, University of Pennsylvania
Board Member since         (since July 1972); Director, Lauder Institute of International
2006                       Management Studies (since July 2000); Co-Director, Wharton Financial
                           Institutions Center (since July 2000); Director, DWS Global High
                           Income Fund, Inc. (since October 2005), DWS Global Commodities Stock
                           Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc.
                           (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since
                           April 2005). Formerly, Vice Dean and Director, Wharton Undergraduate
                           Division (July 1995-June 2000)
---------------------------------------------------------------------------------------------------------------------

                                       53

------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate)              88
(1933)                     (since 1995); Director, DWS Global High Income Fund, Inc. (since
Board Member since         October 2005), DWS Global Commodities Stock Fund, Inc. (since
2006                       October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005)
                           and DWS RREEF Real Estate Fund II, Inc. (since April 2005).
                           Formerly, Trustee of various investment companies managed by Sun
                           Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management
                           (1985-2001) and Weiss, Peck and Greer (1985-2005)
---------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts              88
(1951)                     (charitable foundation) (1994 to present); Trustee, Thomas Jefferson
Board Member since         Foundation (charitable organization) (1994 to present); Trustee,
2006                       Executive Committee, Philadelphia Chamber of Commerce (2001 to
                           present); Director, DWS Global High Income Fund, Inc. (since October
                           2005), DWS Global Commodities Stock Fund, Inc. (since October 2005),
                           DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF
                           Real Estate Fund II, Inc. (since April 2005). Formerly, Executive
                           Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education
                           (charitable organization) (2004-2005)
---------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and financial                 88
(1935)                     consulting) (since November 1988); Director, DWS Global High Income
Board Member since         Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund,
2006                       Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since
                           October 2002) and DWS RREEF Real Estate Fund II, Inc. (since August
                           2003).   Formerly,   Director,   Financial   Industry
Consulting, Wolf &
                           Company (consulting) (1987-1988); President, John Hancock Home
                           Mortgage Corporation (1984-1986); Senior Vice President of Treasury
                           and Financial Services, John Hancock Mutual Life Insurance Company,
                           Inc. (1982-1986)
---------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.     Private investor since October 2003; Trustee of 7 open-end mutual             88
(1946)                     funds managed by Sun Capital Advisers, Inc. (since October 1998);
Board Member since         Director, DWS Global High Income Fund, Inc. (since October 2005),
2006                       DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS
                           RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real
                           Estate Fund II, Inc. (since April 2005). Formerly, Pension & Savings
                           Trust Officer, Sprint Corporation(1) (telecommunications) (November
                           1989-October 2003)
----------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg     Retired. Formerly, Consultant (1997-2001); Director, US Government            88
(1943)                     Accountability Office (1996-1997); Partner, Fulbright & Jaworski,
Board Member since         L.L.P. (law firm) (1978-1996). Directorships: The William and Flora
1999                       Hewlett Foundation; Service Source, Inc.; DWS Global High Income
                           Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund,
                           Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since
                           April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April
                           2005). Former Directorships: Mutual Fund Directors Forum
                           (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)
----------------------------------------------------------------------------------------------------------------------

                                       54

-----------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
-----------------------------------------------------------------------------------------------------------------------
Carl W. Vogt               Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly,            86
(1936)                     President (interim) of Williams College (1999-2000); President,
Board Member since         certain funds in the Deutsche Asset Management Family of Funds
2002                       (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation
                           (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak);
                           DWS Global High Income Fund, Inc. (since October 2005), DWS Global
                           Commodities Stock Fund, Inc. (since October 2005); formerly,
                           Chairman and Member, National Transportation Safety Board
------------------------------------------------------------------------------------------------------------------------

Interested Board Member

------------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
------------------------------------------------------------------------------------------------------------------------
 Axel Schwarzer(2)         Managing Director(4), Deutsche Asset Management; Head of Deutsche             86
 (1958)                    Asset Management Americas; CEO of DWS Scudder; DWS Global High
 Board Member since        Income Fund, Inc. (since August 2006), DWS Global High Income Fund,
 2006                      Inc. (since August 2006), DWS Global Commodities Stock Fund, Inc.
                           (since August 2006); formerly, board member of DWS Investments,
                           Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in
                           Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking
                           Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)
------------------------------------------------------------------------------------------------------------------------

Officers(3)

------------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
------------------------------------------------------------------------------------------------------------------------
 Michael G. Clark(5)       Managing Director(4), Deutsche Asset Management (2006-present);              n/a
 (1965)                    President, The Central Europe and Russia Fund, Inc. (since June
 President, 2006-present   2006), The European Equity Fund, Inc. (since June 2006), The New
                           Germany Fund, Inc. (since June 2006), DWS Global High Income Fund,
                           Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc.
                           (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June
                           2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006);
                           formerly, Director of Fund Board Relations (2004-2006) and Director
                           of Product Development (2000-2004), Merrill Lynch Investment
                           Managers; Senior Vice President Operations, Merrill Lynch Asset
                           Management (1999-2000)
------------------------------------------------------------------------------------------------------------------------

                                       55

------------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                         Number of Funds
 and Length of Time        Business Experience and                                               in Fund Complex
 Served                    Directorships During the Past 5 Years                                 Overseen
------------------------------------------------------------------------------------------------------------------------
 John Millette(6) (1962)   Director(4), Deutsche Asset Management                                       n/a
 Vice President and
 Secretary,
 1999-present
-------------------------------------------------------------------------------------------------------------------------
 Paul H. Schubert(5)       Managing Director(4), Deutsche Asset Management (since July 2004);           n/a
 (1963)                    formerly, Executive Director, Head of Mutual Fund Services and
 Chief Financial           Treasurer for UBS Family of Funds (1998-2004); Vice President and
 Officer, 2004-present     Director of Mutual Fund Finance at UBS Global Asset Management
 Treasurer, 2005-present   (1994-1998)
-------------------------------------------------------------------------------------------------------------------------
 Patricia DeFilippis(5)    Vice President, Deutsche Asset Management (since June 2005);                 n/a
 (1963)                    Counsel, New York Life Investment Management LLC (2003-2005); legal
 Assistant Secretary,      associate, Lord, Abbett & Co. LLC (1998-2003)
 2005-present
-------------------------------------------------------------------------------------------------------------------------
 Elisa D. Metzger(5)       Director(4), Deutsche Asset Management (since September 2005);               n/a
 (1962)                    Counsel, Morrison and Foerster LLP (1999-2005)
 Assistant Secretary,
 2005-present
-------------------------------------------------------------------------------------------------------------------------
 Caroline Pearson(6)       Managing Director(4), Deutsche Asset Management                              n/a
 (1962)
 Assistant Secretary,
 1997-present]
-------------------------------------------------------------------------------------------------------------------------
 Scott M. McHugh(6)        Director(4), Deutsche Asset Management                                       n/a
 (1971)
 Assistant Treasurer,
 2005-present
-------------------------------------------------------------------------------------------------------------------------
 Kathleen Sullivan         Director(4), Deutsche Asset Management                                       n/a
 D'Eramo(6)
 (1957)
 Assistant Treasurer,
 2003-present
-------------------------------------------------------------------------------------------------------------------------
 John Robbins(5)  (1966)   Managing Director(4), Deutsche Asset Management (since 2005);                n/a
 Anti-Money Laundering     formerly, Chief Compliance Officer and Anti-Money Laundering
 Compliance Officer,       Compliance Officer for GE Asset Management (1999-2005)
 2005-present
-------------------------------------------------------------------------------------------------------------------------
 Robert Kloby(5) (1962)    Managing Director(4), Deutsche Asset Management (2004-present);              n/a
 Chief Compliance          formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA
 Officer, 2006-present     (2000-2004); Vice President, The Prudential Insurance Company of
                           America (1988-2000); E.F. Hutton and Company (1984-1988)
-------------------------------------------------------------------------------------------------------------------------
 A. Thomas Smith(5)        Managing Director(4), Deutsche Asset Management (2004-present);              n/a
 (1956)                    formerly, General Counsel, Morgan Stanley and Van Kampen and
 Chief Legal Officer,      Investments (1999-2004); Vice President and Associate General
 2005-present              Counsel, New York Life Insurance Company (1994-1999); senior attorney, The Dreyfus Corporation (1991-1993); senior attorney,
                           Willkie Farr & Gallagher  (1989-1991); staff attorney, US
                           Securities & Exchange Commission and the Illinois Securities
                           Department (1986-1989)
--------------------------------------------------------------------------------------------------------------------------

(1) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(2) The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.

(3) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(4)      Executive title, not a board directorship.

(5)      Address:  345 Park Avenue, New York, New York 10154.

(6)      Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.

Officer's Role with Principal Underwriter:  DWS Scudder Distributors, Inc.

 Paul H. Schubert:                         Vice President
 Caroline Pearson:                         Secretary

Information Concerning Committees and Meetings of Board Members

The Board Members of the Trust met 10 times during the calendar year ended December 31, 2005 and each Board Member attended at least 75% of the meetings of the Board and meetings of the committees of the Board on which such Board Member served.

Board Committees. Ms. Driscoll has served as Chair of the Board of the Funds since June 2004.

The Board has established the following standing committees: Audit Committee, Nominating/Corporate Governance Committee, Valuation Committee, Equity Oversight Committee, Fixed Income Oversight Committee, Marketing/Distribution/Shareholder Service Committee, Legal/Regulatory/Compliance Committee and Expense/Operations Committee.

The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the applicable Fund. It also makes recommendations regarding the selection of an independent registered public accounting firm for a Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to a Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are Keith R. Fox (Chair and Audit Committee Financial Expert), Kenneth C. Froewiss, Richard J. Herring, Graham E. Jones, Philip Saunders, Jr., William N. Searcy, Jr. and Jean Gleason Stromberg. The Audit Committee held six (6) meetings during the calendar year 2005.

The Nominating/Corporate Governance Committee (i) recommends to the Board candidates to serve as Board Members and (ii) oversees and, as appropriate, makes recommendations to the Board regarding other fund governance-related matters, including but not limited to Board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving Board Members, allocations of assignments and functions of committees of the Board, and share ownership policies. The members of the Nominating/Corporate Governance Committee are Henry P. Becton, Jr. (Chair), Graham E. Jones, Rebecca W. Rimel and Jean Gleason Stromberg. The Nominating/Corporate Governance Committee (previously known as the Committee on Independent Directors) held five (5) meetings during the calendar year 2005.

The Valuation Committee oversees Fund valuation matters, reviews valuation procedures adopted by the Board, determines the fair value of the Fund's securities as needed in accordance with the valuation procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary or appropriate. The members of the Valuation Committee are Keith
R. Fox, Kenneth C. Froewiss, Martin J. Gruber, Richard J. Herring and Philip Saunders, Jr. (Chair). The Valuation Committee held six (6) meetings during the calendar year 2005.

The Board has established two Investment Oversight Committees, one focusing on Funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on Funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with Fund portfolio managers and other investment personnel to review the relevant Funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Martin J. Gruber (Chair), Richard J. Herring, Rebecca W. Rimel, Philip Saunders, Jr. and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones, William N. Searcy, Jr. (Chair) and Jean Gleason Stromberg. Each Investment Oversight Committee held six (6) meetings during the calendar year 2005.

The Marketing/Distribution/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Funds and their shareholders. The members of the Marketing/Distribution/Shareholder Service Committee are Martin J. Gruber, Richard J. Herring (Chair), Rebecca W. Rimel, Jean Gleason Stromberg and Carl W. Vogt. The Marketing/Distribution/Shareholder Service Committee (previously known as the Shareholder Servicing and Distribution Committee) held six (6) meetings during the calendar year 2005.

The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Funds, including the handling of pending or threatened litigation or regulatory action involving the Funds, (ii) general compliance matters relating to the Funds and (iii) proxy voting. The members of the
Legal/Regulatory/Compliance Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Rebecca W. Rimel, William N. Searcy, Jr., Jean Gleason Stromberg and Carl W. Vogt (Chair). The Legal/Regulatory/Compliance Committee held six (6) meetings during the calendar year 2005.

The Expense/Operations Committee (i) monitors the Fund's total operating expense levels, (ii) oversees the provision of administrative services to the Fund, including the Fund's custody, fund accounting and insurance arrangements, and
(iii) reviews the Fund's investment advisers' brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Kenneth
C. Froewiss, Graham E. Jones (Chair), Philip Saunders, Jr. and William N. Searcy, Jr. This committee held six (6) meetings during the calendar year 2005.

Remuneration. Each Independent Board Member receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board who are officers, directors, employees or stockholders of Deutsche Asset Management or its affiliates receive no direct compensation from a Fund, although they are compensated as employees of Deutsche Asset Management, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following tables show compensation from the Fund and aggregate compensation from all of the funds in the fund complex received by each Board Member during the calendar year 2005. Drs. Gruber, Herring, and Saunders, Messrs. Jones and Searcy and Ms. Rimel became members of the Board on May 5, 2006 and received no compensation from the Funds during the relevant periods. Mr. Schwarzer became a member of the Board on May 5,

2006, is an interested person of the Funds and received no compensation from the Funds or any fund in the fund complex during the relevant periods. No Board Member of the Funds receives pension or retirement benefits or health insurance from the Funds or any fund in the DWS fund complex.


                                                                                    Aggregate
                                                        Aggregate Compensation    Compensation
                                Aggregate Compensation      Compensation          from DWS U.S.
                                    from DWS Cash      from DWS Tax-Free Money       Treasury            Total Compensation from
Name of Board Member               Investment Trust             Fund                Money Fund           Fund and Fund Complex(1)
--------------------               ----------------             ----                ----------           ------------------------

Henry P. Becton, Jr.(3)(4)             $2,958                  $1,206               $1,193                        $164,000
Dawn-Marie Driscoll(2)(3)(4)(5)        $3,623                  $1,400               $1,382                        $203,829
Keith R. Fox(3)(4)(5)                  $3,300                  $1,305               $1,291                        $184,829
Kenneth C. Froewiss(3)(5)(6)                                                          $323
                                         $788                    $330                                             $129,687
Martin J. Gruber(7)(9)                     $0                      $0                   $0                        $135,000
Richard J. Herring(7)(8)(9)                $0                      $0                   $0                        $136,000
Graham E. Jones(7)(9)                      $0                      $0                   $0                        $144,000
Rebecca W. Rimel(7)(8)(9)                  $0                      $0                   $0                        $146,280
Philip Saunders, Jr.(7)(9)                 $0                      $0                   $0                        $145,000
William N. Searcy, Jr.(7)(9)               $0                      $0                   $0                        $150,500
Jean Gleason                                                   $1,273               $1,260
Stromberg(3)(4)(5)                     $3,180                                                                     $178,549
Carl W. Vogt(3)(4)(5)                  $2,908                  $1,191               $1,178                        $162,049

(1)      The Fund Complex is composed of 167 funds.

(2) Includes $19,000 in annual retainer fees in Ms. Driscoll's role as Chairman of the Board.

(3) For each Board Member, except Mr. Froewiss, total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 48 funds/portfolios. For Mr. Froewiss total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 43 funds/portfolios.

(4) Aggregate compensation reflects amounts paid to the Board Members for special meetings of ad hoc committees of the board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $5,500 for Mr. Becton, $26,280 for Ms. Driscoll, $25,280 for Mr. Fox, $18,000 for Ms. Stromberg and $3,500 for Mr. Vogt. These meeting fees were borne by the applicable DWS Funds.

(5) Aggregate compensation also reflects amounts paid to the Board Members for special meetings of the board in connection with reviewing the funds' rebranding initiatives to change to the DWS Family of Funds. Such amounts totaled $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Ms. Stromberg and $1,000 for Mr. Vogt. The funds were reimbursed for these meeting fees by Deutsche Asset Management.

(6) Mr. Froewiss was appointed to the previous board on September 15, 2005. His compensation includes fees received as a member of five DWS closed-end funds in 2005, for which he served on the board.

(7) During calendar year 2005, the total number of funds overseen by each Board Member was 55 funds.

(8) Of the amounts payable to Ms. Rimel and Dr. Herring, $45,630 and $28,724, respectively, was deferred pursuant to a deferred compensation plan.

(9) Aggregate compensation reflects amounts paid to the Board Members for special meetings of ad hoc committees of the previous board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $3,000 for Dr. Gruber, $2,000 for Dr. Herring, $10,000 for Mr. Jones, $12,280 for Ms. Rimel, $13,000 for Dr. Saunders and $16,500 for Mr. Searcy. These meeting fees were borne by the applicable funds.

Any Board Member who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Herring, Saunders and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Board Members may select from among certain funds in the DWS Family of Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Board Members' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Board Member Ownership in the Fund(1)

The following table shows the dollar range of equity securities beneficially owned by each Board Member in the Funds and the Fund Complex as of December 31, 2005.



                                                                               Dollar Range of
                                       Dollar Range of      Dollar Range of       Beneficial      Aggregate Dollar Range of
                                          Beneficial          Beneficial          Ownership               Ownership
                                          Ownership            Ownership         in DWS U.S.       in all Funds Overseen by
                                         in DWS Cash        in DWS Tax-Free    Treasury Money            Board Member
Board Member                           Investment Trust       Money Fund             Fund           in the Fund Complex(2)
------------                           ----------------       ----------             ----           ----------------------

Independent Board Member:

Henry P. Becton, Jr.                      $1-$10,000          $1-$10,000          $1-$10,000           Over $100,000
Dawn-Marie Driscoll                       $1-$10,000        $10,001-$50,000          None              Over $100,000
Keith R. Fox                                 None                None                None              Over $100,000
Kenneth C. Froewiss                          None                None                None              Over $100,000
Martin J. Gruber                             None                None                None              Over $100,000
Richard J. Herring                           None                None                None              Over $100,000
Graham E. Jones                              None                None                None              Over $100,000
Rebecca W. Rimel                             None                None                None              Over $100,000
Philip Saunders, Jr.                         None                None                None              Over $100,000
William N. Searcy, Jr.                       None                None                None              Over $100,000
Jean Gleason Stromberg                       None                None                None              Over $100,000
Carl W. Vogt                                 None                None                None              Over $100,000

Interested Board Member:

Axel Schwarzer                               None                None                None             None(3)

(1) The amount shown includes share equivalents of funds which the Board Member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

(2) Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Board Member's economic interest is tied to the securities, employment ownership and securities when the Board Member can exert voting power and when the Board Member has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
         $100,000.

(3) Mr. Schwarzer joined the US Mutual Funds business of Deutsche Asset Management in 2005.

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Board Members and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).


                                                                                   Value of        Percent of
                                   Owner and                                     Securities on     Class on an
Independent                     Relationship to                     Title of     an Aggregate       Aggregate
Board Member                      Board Member         Company        Class          Basis            Basis
------------                      ------------         -------        -----          -----            -----

Henry P. Becton, Jr.
Dawn-Marie Driscoll
Keith R. Fox
Kenneth C. Froewiss
Martin J. Gruber
Richard J. Herring
Graham E. Jones
Rebecca W. Rimel
Philip Saunders, Jr.
William N. Searcy, Jr.
Jean Gleason Stromberg
Carl W. Vogt

Securities Beneficially Owned

As of September 18, 2006, the Board Members and officers of each Trust owned, as a group, less than 1% of the outstanding shares of the Funds.

To the best of each Fund's knowledge, as of September 18, 2006, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

As of September 18, 2006, 4,091,389.45 shares in the aggregate, or 8.80% of the outstanding shares of DWS Cash Investment Trust Fund, C Class were held in the name of RJD PSPT P/S Plan, Richard Depaul Trustee, FBO RJD PSPT, Rocky River, OH 44116-1815, who may be deemed as the beneficial owner of certain of these shares.

Agreement to Indemnify Independent Directors/Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, each Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, the Funds' investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, each Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds' Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by each Fund's investment advisor will survive the termination of the investment management agreements between the applicable investment advisor and the Funds.

                               TRUST ORGANIZATION


The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, Class S Shares are offered by DWS Tax Free Money Fund and DWS U.S. Treasury Money Fund. Currently, Class A, Class B, Class C and Class S Shares are offered by DWS Cash Investment Trust.

Each Trust is a Massachusetts business trust organized under the laws of Massachusetts and is governed by an Amended and Restated Declaration of Trust that was approved by shareholders in the second quarter of 2006, as may be further amended from time to time (the "Declaration of Trust"). All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights (except as may be determined by the Board of Trustees) and are redeemable as described in the SAI and a Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

A Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the termination of the Trust or a Fund; (c) an amendment of the Declaration of Trust; (d) to the same extent as stockholders of Massachusetts business corporation as to whether or not a court action, proceeding or claims should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders;
(e) a merger, consolidation or sale of assets; (f) the adoption of an investment advisory or management contract; (g) the incorporation of the Trust or any series; (h) any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act; and (i) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Fund, or any registration of a Fund with the SEC, or as the Trustees may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

The Declaration of Trust provides that shareholder meeting quorum requirements shall be established in the Trust's By-laws. The By-laws currently in effect provide that the presence in person or by proxy of the holders of thirty percent of the shares entitled to vote at a meeting (or of an individual series or class if required to vote separately) shall constitute a quorum for the transaction of business at meetings of shareholders of the Trust.

On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the Trust's By-Laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and
(b) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.

The Declaration of Trust provides that the Board of Trustees may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Trustees, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including
(a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity, (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares, (e) if the Board of Trustees determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders, (f) when a Fund is requested or compelled to do so by governmental authority or applicable law and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Trust. The Declaration of Trust also authorizes the Board of Trustees to terminate a Fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.

Upon the termination of the Trust or any series, after paying or adequately providing for the payment of all liabilities which may include the establishment of a liquidating trust or similar vehicle, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining Trust property or property of the series, in cash or in kind or partly each, to the shareholders of the Trust or the series involved, ratably according to the number of shares of the Trust or such series held by the several shareholders of the Trust or such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of a series involved, provided that any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. The composition of any such distribution (e.g., cash, securities or other assets) shall be determined by the Trust in its sole discretion, and may be different among shareholders (including differences among shareholders in the same series or class).

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund may be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of each Fund have considered this and approved the use of a combined SAI for the Funds.

                             PROXY VOTING GUIDELINES

Each Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. Each Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:
o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.


o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of a Board or of a majority of a Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at www.dws-scudder.com (click on "proxy voting" at the bottom of the page).


                             ADDITIONAL INFORMATION

Internet Access


World Wide Web Site -- The address of the DWS Funds site is www.dws-scudder.com.

These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the DWS investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.

Account Access -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. DWS Fund shareholders can view a snapshot of current holdings, review account activity and move assets between DWS Fund accounts.




An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between DWS Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new DWS Fund accounts.

The net asset values of most DWS funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "DWS Funds," and in other leading newspapers throughout the country. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Automated Information Line at 1-800-728-3337.

Certain DWS funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-728-3337.

Detailed information on any DWS Scudder plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service requirements, may be obtained by contacting DeAM Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax Advisor with respect to the suitability requirements and tax aspects thereof.


Shares of a Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by a Fund's distributor depending on the provisions of the relevant plan or IRA. None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Shareholder Indemnification

Each Fund is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of that trust. The Declarations of Trust of each Fund contain an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of a Fund. The Declarations of Trust also provide for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information


The CUSIP number of DWS Cash Investment Trust, Class S is 233375500.

The CUSIP number of DWS Tax-Free Money Fund, Class S is 23337Y200.

The CUSIP number of DWS U.S. Treasury Money Fund, Class S is 23338E203.


On August 10, 1998, the Board of Trustees changed the fiscal year end for CIT and Treasury Fund from June 30 to May 31 and the fiscal year end of TFMF from December 31 to May 31.


This Statement of Additional Information contains the information of DWS Cash Investment Trust, DWS Tax-Free Money Fund and DWS U.S. Treasury Money Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.


The Funds' combined prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statements which each Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements for further information with respect to a Fund and the securities offered hereby. These Registration Statements are available for inspection by the public at the offices of the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS


DWS Cash Investment Trust

The financial statements, including the portfolio of investments, of DWS Cash Investment Trust, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2006, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

DWS U.S. Treasury Money Fund

The financial statements, including the portfolio of investments, of DWS U.S. Treasury Money Fund, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2006, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

DWS Tax-Free Money Fund

The financial statements, including the portfolio of investments, of DWS Tax-Free Money Fund, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2006, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1."

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1" and "F-2."


                                             PART C. OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------

     (a)             (1)                    Amended and Restated Declaration of Trust dated June 27, 2006. (Filed herein.)

                    (2)                     Restated Designation of Classes of Shares of Beneficial Interest dated June
                                            27, 2006. (Filed herein.)

     (b)            (1)                     By-Laws of DWS Cash Investment Trust dated as of June 27, 2006. (Filed herein.)

     (c)                                    Inapplicable.

     (d)            (1)                     Amended and Restated Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. dated June 1, 2006. (Filed herein.)

     (e)            (1)                     Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (2)                     Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 40 to the
                                            Registration Statement.)

                    (3)                     Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement.)

                    (4)                     Underwriting Agreement between the Registrant and Scudder Distributors,
                                            Inc., dated September 30, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement.)

     (f)                                    Inapplicable.

     (g)            (1)                     Custodian Contract with State Street Bank and Trust Company dated March 19,
                                            1980.
                                            (Incorporated by reference to Post-Effective amendment No. 31 to the
                                            Registration Statement.)

                    (2)                     Amendment to the Custodian Contract with State Street Bank and Trust Company dated August 11, 1987.
                                            (Incorporated by reference to Post-Effective amendment No. 31 to the
                                            Registration Statement.)

                    (3)                     Amendment to the Custodian Contract with Sate Street Bank and Trust Company dated August 9, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                                       1

                    (4)                     Amendment to the Custodian Contract with Sate Street Bank and Trust Company dated November 13, 1990.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                    (5)                     Fee schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (6)                     Subcustodian Agreement between State Street Bank and Trust Company and The
                                            Bank of New York, London office, dated March 27, 1979 and Fee Schedule.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                    (7)                     Amendment to Custodian Contract with State Street Bank and Trust Company dated February 8, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 4 to the
                                            Registration Statement.)

                    (8)                     Amendment to Custodian Contract with State Street Bank and Trust Company dated November 17, 2000.  (Incorporated by reference to Post-Effective
                                            Amendment No. 41 to the Registration Statement.)

                    (9)                     Custodian Agreement with State Street Bank and Trust Company dated April
                                            2004.  (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

     (h)            (1)                     Transfer Agency and Service Agreement with Scudder Service Corporation dated
                                            October 2, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                    (2)                     Fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (3)                     COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement.)

                    (4)                     Fee schedule for Exhibit (h)(3).
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (5)                     Shareholder Services Agreement with Charles Schwab & Co., Inc. dated June 1,
                                            1990. (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                    (6)                     Fund Accounting Services Agreement between the Registrant and Scudder Fund
                                            Accounting Corporation dated August 1, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                            Registration Statement.)

                    (7)                     Administrative Agreement between the Registrant and Scudder Kemper
                                            Investments, Inc. dated September 11, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 41 to the
                                            Registration Statement.)

                                       2

                    (8)                     Amended and Restated Administrative Services Agreement between the
                                            Registrant and Scudder Kemper Investments, Inc. dated December 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 41 to the
                                            Registration Statement.)

                    (9)                     Amendment No. 1 to the Transfer Agency and Service Agreement with Scudder
                                            Service Corporation, dated June 11, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement.)

                    (10)                    Form of Letter of Indemnity to the Scudder Funds dated October __, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 46 to the
                                            Registration Statement.)

                    (11)                    Form of Letter of Indemnity to the Scudder Funds dated October __, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 46 to the
                                            Registration Statement.)

                    (12)                    Form of Letter of Indemnity to the Independent Trustees dated October __,
                                            2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 46 to the
                                            Registration Statement.)

                    (13)                    Administrative Services Agreement between the Registrant and Deutsche
                                            Investment Management Americas Inc. dated June 1, 2006. (Filed herein.)

                    (14)                    Transfer Agency and Service Agreement between the Registrant and DWS Scudder
                                            Investments Service Company dated June 1, 2006. (Filed herein.)

     (i)                                    Legal Opinion and Consent of Counsel.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement.)

     (j)                                    Consent of Independent Registered Public Accounting Firm. (Filed herein.)

     (k)                                    Inapplicable.

     (l)                                    Inapplicable.

     (m)            (1)                     Rule 12b-1 Plan(s) for Scudder Cash Investment Trust Class A Class B and
                                            Class C Shares, dated September 19, 2005.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

     (n)            (1)                     Amended and Restated Rule 18f-3 Plan with respect to Scudder Cash Investment
                                            Trust.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

     (p)            (1)                     Code of Ethics for Deutsche Asset Management - U.S., effective January 1,
                                            2005.  (Incorporated by reference to Post-Effective Amendment No. 46 to the
                                            Registration Statement.)

                    (2)                     Consolidated Fund Code of Ethics (All Funds) dated March 14, 2006.  (Filed herein.)

     (q)                                    Power of Attorney. (Filed herein.)

Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  Article IV of the  Registrant's  Agreement and  Declaration of Trust (Exhibit (a)(1) hereto, which is  incorporated  herein by  reference)  provides in effect that the  Registrant  will indemnify its officers and trustees  under  certain  circumstances.  However,  in accordance with Section 17(h) and 17(i) of the Investment  Company Act of 1940 and its own terms,  said
                  Article of the Agreement and  Declaration  of Trust does not protect any person  against any liability to the  Registrant or its  shareholders  to which such Trustee would  otherwise be subject  by  reason of  willful  misfeasance,  bad  faith,  gross  negligence,  or  reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased  insurance  policies insuring its officers and trustees against certain  liabilities  which  such  officers  and  trustees  may incur  while  acting in such capacities  and  providing  reimbursement  to  the  Registrant  for  sums  which  it  may be permitted  or  required  to pay to  its  officers  and  trustees  by way of  indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder  Investments,  Inc.  ("Scudder"),  the investment  adviser, now known as Deutsche  Investment  Management  Americas  Inc., was acquired by Deutsche Bank
                  AG, not including  certain U.K.  Operations  (the  "Transaction").  In  connection  with the
                  Trustees'  evaluation of the  Transaction,  Deutsche  Bank agreed to  indemnify,  defend and hold  harmless  Registrant  and the trustees who were not  "interested  persons" of Scudder,
                  Deutsche Bank or Registrant (the  "Independent  Trustees") for and against any liability and claims and expenses  based upon or arising  from,  whether in whole or in part,  or directly or indirectly,  any untrue  statement or alleged untrue statement of a material fact made to the  Independent  Trustees by Deutsche Bank in  connection  with the  Independent  Trustees'
                  consideration  of the  Transaction,  or any omission or alleged  omission of a material fact necessary in order to make statements made, in light of the  circumstances  under which they were made, not misleading.

                  Deutsche Investment  Management Americas Inc.  (hereafter,  "DeIM"), the investment advisor, has agreed,  subject to applicable  law and  regulation,  to indemnify and hold harmless the
                  Registrant against any loss, damage, liability and expense,  including,  without limitation, the  advancement  and  payment,  as  incurred,  of  reasonable  fees and expenses of counsel
                  (including  counsel  to  the  Registrant  and  counsel  to  the  Independent  Trustees)  and consultants,  whether  retained by the  Registrant or the  Independent  Trustees,  and other customary  costs and expenses  incurred by the Registrant in connection  with any litigation or regulatory  action related to possible  improper market timing or other improper  trading activity or possible  improper  marketing  and sales  activity in the  Registrant  ("Private
                  Litigation  and  Enforcement   Actions").   In  the  event  that  this   indemnification  is
                  unavailable  to the  Registrant  for any reason,  then DeIM has agreed to  contribute to the amount  paid or payable by the  Registrant  as a result of any loss,  damage,  liability  or expense in such  proportion as is  appropriate to reflect the relative fault of DeIM and the
                  Registrant  with respect to the matters which  resulted in such loss,  damage,  liability or expense,  as well as any  other  relevant  equitable  considerations;  provided,  that if no final  determination  is made in such action or proceeding as to the relative  fault of DeIM and the Registrant,  then DeIM shall pay the entire amount of such loss,  damage,  liability or expense.

                  In  recognition  of its  undertaking  to  indemnify  the  Registrant,  and in  light  of the rebuttable  presumption  generally afforded to non-interested board members of an investment company that they have not engaged in disabling  conduct,  DeIM has also agreed,  subject to applicable  law and  regulation,  to indemnify  and hold  harmless  each of the  Independent
                  Trustees  against  any and all  loss,  damage,  liability  and  expense,  including  without limitation  the  advancement  and  payment as incurred of  reasonable  fees and  expenses of
                  counsel  and  consultants,   and  other  customary  costs  and  expenses   incurred  by  the
                  Independent  Trustees,  arising  from the  matters  alleged in any  Private  Litigation  and
                  Enforcement  Actions or matters  arising  from or similar in


                                       4

                  subject  matter to the matters  alleged in the Private  Litigation and  Enforcement  Actions
                  (collectively, "Covered Matters"), including without limitation:

                  1.       all reasonable  legal and other expenses  incurred by the  Independent  Trustees in connection  with the Private  Litigation and Enforcement  Actions,  and any actions that may be  threatened  or  commenced in the future by any person  (including  any governmental  authority),  arising  from or similar to the  matters  alleged in the
                           Private Litigation and Enforcement  Actions,  including without limitation expenses related  to the  defense  of,  service  as a  witness  in,  or  monitoring  of such proceedings or actions;

                  2.       all  liabilities  and  reasonable   legal  and  other  expenses   incurred  by  any
                           Independent  Trustee in connection with any judgment  resulting from, or settlement of, any such proceeding, action or matter;

                  3.       any loss or  reasonable  legal  and  other  expenses  incurred  by any  Independent
                           Trustee  as a result of the  denial  of, or  dispute  about,  any  insurance  claim under,  or  actual  or  purported  rescission  or  termination  of,  any  policy of insurance  arranged by DeIM (or by a representative  of DeIM acting as such, acting as a  representative  of the  Registrant or of the  Independent  Trustees or acting otherwise)  for the  benefit of the  Independent  Trustee,  to the extent that such denial,  dispute  or  rescission  is based in  whole  or in part  upon any  alleged misrepresentation  made in the  application  for such  policy or any other  alleged improper  conduct on the part of DeIM, any of its corporate  affiliates,  or any of their directors, officers or employees;

                  4.       any loss or  reasonable  legal  and  other  expenses  incurred  by any  Independent
                           Trustee,  whether  or not such  loss or  expense  is  incurred  with  respect  to a
                           Covered  Matter,  which is  otherwise  covered  under  the  terms of any  specified policy of  insurance,  but for which the  Independent  Trustee  is unable to obtain advancement of expenses or indemnification  under that policy of insurance,  due to the  exhaustion  of policy  limits  which is due in whole or in part to DeIM or any affiliate  thereof  having  received  advancement  of expenses  or  indemnification under that policy for or with  respect to any Covered  Matter;  provided,  that the total amount that DeIM will be obligated to pay under this  provision  for all loss or  expense  shall  not  exceed  the  amount  that  DeIM and any of its  affiliates actually  receive  under that policy of  insurance  for or with  respect to any and all Covered Matters; and

                  5.       all  liabilities  and  reasonable   legal  and  other  expenses   incurred  by  any
                           Independent  Trustee in connection  with any proceeding or action to enforce his or her rights  under the  agreement,  unless  DeIM  prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the
                  Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action.  In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent
                  Trustee has undertaken to repay such costs or expenses to DeIM.




                                                      5


Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management
                  Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Scudder  Distributors,  Inc. acts as principal  underwriter  of the  Registrant's  shares and acts as principal  underwriter  for registered  open-end  management  investment  companies other funds managed by Deutsche  Investment  Management  Americas Inc.,  Deutsche Asset Management Inc.
                  and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below.  The principal business address is 222
                  South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder Distributors,
          Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Philipp Hensler                Director, Chairman of the Board and CEO   None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

                                                      6

                      (1)                             (2)                                  (3)
          DWS Scudder Distributors,
          Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Donna White                    Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY 10154

         John Robbins                   Vice President and AML Compliance Officer AML Compliance Officer
         345 Park Avenue
         New York, NY 10154

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         Anjie LaRocca                  Assistant Secretary                       None
         345 Park Avenue
         New York, NY 10154


         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110. Records relating to the duties of the Registrant's transfer agent are maintained by DWS Scudder Service Corporation, Two International Place, Boston, Massachusetts, 02110 and DST (as sub transfer agent), 811 Main Street, Kansas City, MO, 64105.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of September 2006.

                                             DWS CASH INVESTMENT TRUST

                                             By:  /s/ Michael G. Clark
                                                  ---------------------
                                                  Michael G. Clark
                                                  President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Michael G. Clark
--------------------------------------
Michael G. Clark                            President                                    September 22, 2006

/s/ Paul H. Schubert
--------------------------------------
Paul H. Schubert                            Chief Financial Officer and Treasurer        September 22, 2006

/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      September 22, 2006

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      September 22, 2006

/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      September 22, 2006

/s/Kenneth C. Froewiss
--------------------------------------
Kenneth C. Froewiss*                        Trustee                                      September 22, 2006

/s/Martin J. Gruber
--------------------------------------
Martin J. Gruber*                           Trustee                                      September 22, 2006

/s/Richard J. Herring
--------------------------------------
Richard J. Herring*                         Trustee                                      September 22, 2006

/s/Graham E. Jones
--------------------------------------
Graham E. Jones*                            Trustee                                      September 22, 2006

/s/Rebecca W. Rimel
--------------------------------------
Rebecca W. Rimel*                           Trustee                                      September 22, 2006

/s/Philip Saunders, Jr.
--------------------------------------
Philip Saunders, Jr.*                       Trustee                                      September 22, 2006

/s/William N. Searcy, Jr.
--------------------------------------
William N. Searcy, Jr.*                     Trustee                                      September 22, 2006


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg*                     Trustee                                      September 22, 2006

/s/Carl W. Vogt
-------------------------------------
Carl W. Vogt*                               Trustee                                      September 22, 2006

/s/Axel Schwarzer
-------------------------------------
Axel Schwarzer*                             Trustee                                      September 22, 2006


*By:     /s/ Caroline Pearson
         --------------------
         Caroline Pearson**
         Assistant Secretary

**       Attorney-in-fact pursuant to the powers of attorney as filed herein.

                                                                File No. 2-55166
                                                               File No. 811-2613



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 49

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 39

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            DWS CASH INVESTMENT TRUST

                            DWS CASH INVESTMENT TRUST


                                  EXHIBIT INDEX

                                     (a)(1)
                                     (a)(2)
                                     (b)(1)
                                     (d)(1)
                                     (h)(13)
                                     (h)(14)
                                       (j)
                                     (p)(2)
                                       (q)